TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2020

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.7%
2,457	*	Adient plc	$22
3,248	*	American Axle & Manufacturing Holdings, Inc	12
8,647		Aptiv plc	426
7,322		BorgWarner, Inc	179
1,678		Cooper Tire & Rubber Co	27
138	*	Cooper-Standard Holding, Inc	1
4,034		Dana Inc	32
1,044	*	Dorman Products, Inc	58
134,166		Ford Motor Co	648
1,363	*	Fox Factory Holding Corp	57
41,304		General Motors Co	858
8,820		Gentex Corp	196
1,424	*	Gentherm, Inc	45
5,954		Goodyear Tire & Rubber Co	35
5,507	e	Harley-Davidson, Inc	104
938		LCI Industries, Inc	63
2,291		Lear Corp	186
1,945	*	Modine Manufacturing Co	6
670	*	Motorcar Parts of America, Inc	8
1,379		Spartan Motors, Inc	18
843		Standard Motor Products, Inc	35
1,055	*	Stoneridge, Inc	18
928	*	Tenneco, Inc	3
4,847	*	Tesla, Inc	2,540
1,360	e	Thor Industries, Inc	57
759	*	Visteon Corp	36
1,185		Winnebago Industries, Inc	33
		TOTAL AUTOMOBILES & COMPONENTS	5,703

BANKS - 4.4%
625		1st Source Corp	20
255		ACNB Corp	8
444		Allegiance Bancshares, Inc	11
667	*	Amerant Bancorp Inc	10
374		American National Bankshares, Inc	9
2,080		Ameris Bancorp	49
387		Ames National Corp	8
425		Arrow Financial Corp	12
5,246		Associated Banc-Corp	67
706	*	Atlantic Capital Bancshares, Inc	8
2,758		Atlantic Union Bankshares Corp	60
2,322	*	Axos Financial, Inc	42
1,598		Banc of California, Inc	13
666		Bancfirst Corp	22
3,345		BancorpSouth Bank	63
178	e	Bank First Corp	10
272,581		Bank of America Corp	5,787
1

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
601		Bank of Commerce Holdings	$5
1,195		Bank of Hawaii Corp	66
468		Bank of Marin Bancorp	14
2,093		Bank of NT Butterfield & Son Ltd	36
4,451		Bank OZK	74
457		BankFinancial Corp	4
4,119		BankUnited	77
217		Bankwell Financial Group, Inc	3
1,278		Banner Corp	42
622		Bar Harbor Bankshares	11
385	*	Baycom Corp	5
361		BCB Bancorp, Inc	4
227		Berkshire Hills Bancorp, Inc	3
1,053		BOK Financial Corp	45
3,231		Boston Private Financial Holdings, Inc	23
683		Bridge Bancorp, Inc	14
2,984		Brookline Bancorp, Inc	34
630		Bryn Mawr Bank Corp	18
313		Business First Bancshares, Inc	4
241		Byline Bancorp, Inc	2
131		C&F Financial Corp	5
3,579		Cadence BanCorp	23
135	e	Cambridge Bancorp	7
613		Camden National Corp	19
447		Capital City Bank Group, Inc	9
4,687		Capitol Federal Financial	54
314		Capstar Financial Holdings, Inc	3
555		Carolina Financial Corp	14
550		Carter Bank & Trust	5
2,040		Cathay General Bancorp	47
654		CBTX, Inc	12
4,102		Centerstate Banks of Florida, Inc	71
1,125		Central Pacific Financial Corp	18
383		Central Valley Community Bancorp	5
152		Century Bancorp, Inc	9
122		Chemung Financial Corp	4
2,767		CIT Group, Inc	48
72,393		Citigroup, Inc	3,049
533		Citizens & Northern Corp	11
15,625		Citizens Financial Group, Inc	294
597		City Holding Co	40
377		Civista Bancshares, Inc	6
498		CNB Financial Corp	9
376		Codorus Valley Bancorp, Inc	6
2,875		Columbia Banking System, Inc	77
1,738	*	Columbia Financial, Inc	25
5,413		Comerica, Inc	159
3,237		Commerce Bancshares, Inc	163
1,925		Community Bank System, Inc	113
837		Community Bankers Trust Corp	4
153		Community Financial Corp	3
651		Community Trust Bancorp, Inc	21
1,146		ConnectOne Bancorp, Inc	15
2,189		Cullen/Frost Bankers, Inc	122
2

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,005	*	Customers Bancorp, Inc	$11
4,043		CVB Financial Corp	81
1,325		Dime Community Bancshares	18
1,035		Eagle Bancorp, Inc	31
5,381		East West Bancorp, Inc	139
314		Enterprise Bancorp, Inc	8
828		Enterprise Financial Services Corp	23
402	*	Equity Bancshares, Inc	7
342		ESSA Bancorp, Inc	5
2,855		Essent Group Ltd	75
171		Evans Bancorp, Inc	4
356	e	Farmers & Merchants Bancorp, Inc	9
1,013		Farmers National Banc Corp	12
246		FB Financial Corp	5
384		Federal Agricultural Mortgage Corp (Class C)	21
24,463		Fifth Third Bancorp	363
527		Financial Institutions, Inc	10
1,088		First Bancorp (NC)	25
6,201		First Bancorp (Puerto Rico)	33
498		First Bancorp, Inc	11
322		First Bancshares, Inc	6
603		First Bank	4
1,476		First Busey Corp	25
360		First Business Financial Services, Inc	6
226		First Citizens Bancshares, Inc (Class A)	75
3,678		First Commonwealth Financial Corp	34
680		First Community Bancshares, Inc	16
1,415		First Defiance Financial Corp	21
2,544		First Financial Bancorp	38
4,932		First Financial Bankshares, Inc	132
384		First Financial Corp	13
175		First Financial Northwest, Inc	2
1,098		First Foundation, Inc	11
178		First Guaranty Bancshares, Inc	3
4,467		First Hawaiian, Inc	74
11,602		First Horizon National Corp	94
228		First Internet Bancorp	4
951		First Interstate Bancsystem, Inc	27
1,580		First Merchants Corp	42
380		First Mid-Illinois Bancshares, Inc	9
2,629		First Midwest Bancorp, Inc	35
327		First Northwest Bancorp	4
862		First of Long Island Corp	15
5,668		First Republic Bank	466
890		Flagstar Bancorp, Inc	18
1,083		Flushing Financial Corp	14
9,554		FNB Corp	70
389		Franklin Financial Network, Inc	8
4,859		Fulton Financial Corp	56
903		German American Bancorp, Inc	25
2,999		Glacier Bancorp, Inc	102
412		Great Southern Bancorp, Inc	17
1,353		Great Western Bancorp, Inc	28
113		Greene County Bancorp, Inc	3
3

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
275		Guaranty Bancshares, Inc	$6
3,384		Hancock Whitney Corp	66
1,297		Hanmi Financial Corp	14
728	*	HarborOne Northeast Bancorp, Inc	5
953		Heartland Financial USA, Inc	29
1,355		Heritage Commerce Corp	10
1,150		Heritage Financial Corp	23
2,919		Hilltop Holdings, Inc	44
57		Hingham Institution for Savings	8
238		Home Bancorp, Inc	6
4,557		Home Bancshares, Inc	55
698		HomeStreet, Inc	16
667		HomeTrust Bancshares, Inc	11
2,725		Hope Bancorp, Inc	22
1,209		Horizon Bancorp	12
323	*	Howard Bancorp, Inc	4
36,709		Huntington Bancshares, Inc	301
1,963		IBERIABANK Corp	71
1,238		Independent Bank Corp (MA)	80
863		Independent Bank Corp (MI)	11
1,089		Independent Bank Group, Inc	26
2,138		International Bancshares Corp	57
299		Investar Holding Corp	4
7,424		Investors Bancorp, Inc	59
105,197		JPMorgan Chase & Co	9,471
1,623		Kearny Financial Corp	14
33,541		Keycorp	348
1,629		Lakeland Bancorp, Inc	18
976		Lakeland Financial Corp	36
378		LCNB Corp	5
287	*,e	LendingTree, Inc	53
833		Live Oak Bancshares, Inc	10
4,597		M&T Bank Corp	475
1,072		Macatawa Bank Corp	8
236	*	Malvern Bancorp, Inc	3
640		Mercantile Bank Corp	14
573		Merchants Bancorp	9
1,997		Meridian Bancorp, Inc	22
1,035		Meta Financial Group, Inc	22
229	*	Metropolitan Bank Holding Corp	6
10,835		MGIC Investment Corp	69
582		Midland States Bancorp, Inc	10
406		MidWestOne Financial Group, Inc	8
280	*	Mr Cooper Group, Inc	2
213		MutualFirst Financial, Inc	6
984		National Bank Holdings Corp	24
257		National Bankshares, Inc	8
1,661		NBT Bancorp, Inc	54
14,827		New York Community Bancorp, Inc	139
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	26
256		Northeast Bank	3
1,643		Northfield Bancorp, Inc	18
280		Northrim BanCorp, Inc	8
4

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,572		Northwest Bancshares, Inc	$18
223		Norwood Financial Corp	6
1,583		OceanFirst Financial Corp	25
1,902		OFG Bancorp	21
160		Ohio Valley Banc Corp	5
4,858		Old National Bancorp	64
1,237		Old Second Bancorp, Inc	9
796		Opus Bank	14
568		Origin Bancorp, Inc	12
297		Orrstown Financial Services, Inc	4
589	*	Pacific Mercantile Bancorp	3
1,516		Pacific Premier Bancorp, Inc	29
3,679		PacWest Bancorp	66
529		Park National Corp	41
217		Parke Bancorp, Inc	3
696		PCSB Financial Corp	10
642		Peapack Gladstone Financial Corp	12
331		Penns Woods Bancorp, Inc	8
575		PennyMac Financial Services, Inc	13
174		Peoples Bancorp of North Carolina, Inc	4
595		Peoples Bancorp, Inc	13
333		Peoples Financial Services Corp	13
13,923		People’s United Financial, Inc	154
521		People’s Utah Bancorp	10
2,763		Pinnacle Financial Partners, Inc	104
14,911		PNC Financial Services Group, Inc	1,427
2,847		Popular, Inc	100
510		Preferred Bank	17
471		Premier Financial Bancorp, Inc	6
3,083		Prosperity Bancshares, Inc	149
339	*	Provident Bancorp Inc	3
1,243		Provident Financial Services, Inc	16
279		Prudential Bancorp, Inc	4
472		QCR Holdings, Inc	13
6,822		Radian Group, Inc	88
475		RBB Bancorp	7
34,648		Regions Financial Corp	311
254		Reliant Bancorp Inc	3
1,629		Renasant Corp	36
364		Republic Bancorp, Inc (Class A)	12
1,873	*	Republic First Bancorp, Inc	4
671		Riverview Bancorp, Inc	3
1,349		S&T Bancorp, Inc	37
1,200		Sandy Spring Bancorp, Inc	27
1,542	*	Seacoast Banking Corp of Florida	28
1,876		ServisFirst Bancshares, Inc	55
497		Shore Bancshares, Inc	5
370		Sierra Bancorp	7
1,852		Signature Bank	149
2,996		Simmons First National Corp (Class A)	55
275		SmartFinancial, Inc	4
1,240		South State Corp	73
228	*	Southern First Bancshares, Inc	6
231		Southern Missouri Bancorp, Inc	6
5

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
454		Southern National Bancorp of Virginia, Inc	$4
1,068		Southside Bancshares, Inc	32
7,815		Sterling Bancorp/DE	82
922		Stock Yards Bancorp, Inc	27
394		Summit Financial Group, Inc	8
1,764	*	SVB Financial Group	267
4,801		Synovus Financial Corp	84
5,787		TCF Financial Corp	131
286		Territorial Bancorp, Inc	7
1,428	*	Texas Capital Bancshares, Inc	32
1,044		TFS Financial Corp	16
1,514	*	The Bancorp, Inc	9
232		Timberland Bancorp, Inc	4
573		Tompkins Financial Corp	41
1,266		Towne Bank	23
240		Trico Bancshares	7
943	*	Tristate Capital Holdings, Inc	9
657	*	Triumph Bancorp, Inc	17
45,382		Truist Financial Corp	1,400
3,358		Trustco Bank Corp NY	18
2,619		Trustmark Corp	61
1,796		UMB Financial Corp	83
6,954		Umpqua Holdings Corp	76
161		Union Bankshares, Inc	4
3,861		United Bankshares, Inc	89
2,711		United Community Banks, Inc	50
510		United Security Bancshares	3
266		Unity Bancorp, Inc	3
1,012		Univest Financial Corp	17
48,258		US Bancorp	1,662
14,062		Valley National Bancorp	103
1,101		Veritex Holdings, Inc	15
1,098		Walker & Dunlop, Inc	44
2,531		Washington Federal, Inc	66
581		Washington Trust Bancorp, Inc	21
1,032		Waterstone Financial, Inc	15
3,586		Webster Financial Corp	82
129,066		Wells Fargo & Co	3,704
2,232		WesBanco, Inc	53
597		West Bancorporation, Inc	10
1,024		Westamerica Bancorporation	60
3,666		Western Alliance Bancorp	112
1,021		Western New England Bancorp, Inc	7
2,157		Wintrust Financial Corp	71
1,991		WSFS Financial Corp	50
6,174		Zions Bancorporation	165
		TOTAL BANKS	37,542

CAPITAL GOODS - 6.1%
19,017		3M Co	2,596
4,747		A.O. Smith Corp	180
1,275		Aaon, Inc	62
1,251		AAR Corp	22
1,438		Acuity Brands, Inc	123
6

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,431		Advanced Drainage Systems, Inc	$42
5,026	*	Aecom Technology Corp	150
1,316	*	Aegion Corp	24
2,800	*	Aerojet Rocketdyne Holdings, Inc	117
831	*	Aerovironment, Inc	51
2,151		AGCO Corp	102
3,064		Air Lease Corp	68
374		Alamo Group, Inc	33
1,111		Albany International Corp (Class A)	53
3,092		Allegion plc	285
205		Allied Motion Technologies, Inc	5
3,239		Allison Transmission Holdings, Inc	106
2,253		Altra Industrial Motion Corp	39
909	*	Ameresco, Inc	15
568	*	American Woodmark Corp	26
7,670		Ametek, Inc	552
1,095		Apogee Enterprises, Inc	23
1,503		Applied Industrial Technologies, Inc	69
1,955		Arcosa, Inc	78
555		Argan, Inc	19
822	*	Armstrong Flooring, Inc	1
1,735		Armstrong World Industries, Inc	138
823		Astec Industries, Inc	29
810	*	Astronics Corp	7
1,239	*	Atkore International Group, Inc	26
2,036	*	Axon Enterprise, Inc	144
1,059		AZZ, Inc	30
1,953		Barnes Group, Inc	82
2,363	*	Beacon Roofing Supply, Inc	39
1,933	*,e	Bloom Energy Corp	10
278	*	Blue Bird Corp	3
325	*,e	BlueLinx Holdings, Inc	2
2,534	*	BMC Stock Holdings, Inc	45
17,931		Boeing Co	2,674
1,640		Briggs & Stratton Corp	3
3,625	*	Builders FirstSource, Inc	44
2,889		BWX Technologies, Inc	141
883		Caesarstone Sdot-Yam Ltd	9
520	*	CAI International, Inc	7
1,816		Carlisle Cos, Inc	228
18,023		Caterpillar, Inc	2,091
1,264	*	Chart Industries, Inc	37
647	*	CIRCOR International, Inc	8
3,463	*,e	Colfax Corp	69
840		Columbus McKinnon Corp	21
1,470		Comfort Systems USA, Inc	54
945	*	Commercial Vehicle Group, Inc	1
1,570	*	Cornerstone Building Brands, Inc	7
1,416		Crane Co	70
554		CSW Industrials, Inc	36
1,041		Cubic Corp	43
5,085		Cummins, Inc	688
1,242		Curtiss-Wright Corp	115
9,776		Deere & Co	1,351
7

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
4,162		Donaldson Co, Inc	$161
932		Douglas Dynamics, Inc	33
4,782		Dover Corp	401
485	*	Ducommun, Inc	12
567	*	DXP Enterprises, Inc	7
1,047	*	Dycom Industries, Inc	27
174		Eastern Co	3
13,904		Eaton Corp	1,080
1,960		EMCOR Group, Inc	120
20,818		Emerson Electric Co	992
840		Encore Wire Corp	35
648	*,e	Energous Corp	1
1,368	*,e	Energy Recovery, Inc	10
2,301		Enerpac Tool Group Corp	38
1,701		EnerSys	84
830		EnPro Industries, Inc	33
995		ESCO Technologies, Inc	76
137	*,e	EVI Industries, Inc	2
2,773	*	Evoqua Water Technologies Corp	31
19,117		Fastenal Co	597
2,292		Federal Signal Corp	63
4,459		Flowserve Corp	107
4,949		Fluor Corp	34
9,852		Fortive Corp	544
5,005		Fortune Brands Home & Security, Inc	216
499	*	Foundation Building Materials, Inc	5
1,724		Franklin Electric Co, Inc	81
1,403	*,e	Gates Industrial Corp plc	10
1,053	e	GATX Corp	66
277	*	Gencor Industries, Inc	3
1,814	*	Generac Holdings, Inc	169
8,513		General Dynamics Corp	1,126
290,913		General Electric Co	2,310
1,244	*	Gibraltar Industries, Inc	53
922	*	GMS, Inc	15
678		Gorman-Rupp Co	21
5,055		Graco, Inc	246
1,261		GrafTech International Ltd	10
470		Graham Corp	6
1,755	e	Granite Construction, Inc	27
2,253	*	Great Lakes Dredge & Dock Corp	19
1,065		Greenbrier Cos, Inc	19
1,120		Griffon Corp	14
1,293		H&E Equipment Services, Inc	19
3,062	*	Harsco Corp	21
5,318	*	HD Supply Holdings, Inc	151
1,220		HEICO Corp	91
2,602		HEICO Corp (Class A)	166
922		Helios Technologies, Inc	35
981	*	Herc Holdings, Inc	20
3,102		Hexcel Corp	115
2,685		Hillenbrand, Inc	51
24,387		Honeywell International, Inc	3,263
12,884		Howmet Aerospace, Inc	207
8

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,854		Hubbell, Inc	$213
1,297		Huntington Ingalls	236
316		Hurco Cos, Inc	9
404		Hyster-Yale Materials Handling, Inc	16
2,482		IDEX Corp	343
298	*	IES Holdings, Inc	5
10,698		Illinois Tool Works, Inc	1,520
11,188	*	Ingersoll Rand, Inc	277
716		Insteel Industries, Inc	10
2,978		ITT, Inc	135
4,430		Jacobs Engineering Group, Inc	351
2,384	*	JELD-WEN Holding, Inc	23
1,200		John Bean Technologies Corp	89
26,037		Johnson Controls International plc	702
433		Kadant, Inc	32
1,040		Kaman Corp	40
3,108		Kennametal, Inc	58
2,746	*	Kratos Defense & Security Solutions, Inc	38
7,426		L3Harris Technologies, Inc	1,338
246	*	Lawson Products, Inc	7
306	*	LB Foster Co (Class A)	4
1,228		Lennox International, Inc	223
1,943		Lincoln Electric Holdings, Inc	134
408		Lindsay Corp	37
8,363		Lockheed Martin Corp	2,835
800		Luxfer Holdings plc	11
674	*	Lydall, Inc	4
1,198	*	Manitowoc Co, Inc	10
9,748		Masco Corp	337
798	*	Masonite International Corp	38
2,069	*	Mastec, Inc	68
2,076	e	Maxar Technologies, Inc	22
1,815	*	Mercury Systems, Inc	130
1,998	*	Meritor, Inc	26
1,823	*	Middleby Corp	104
446		Miller Industries, Inc	13
863		Moog, Inc (Class A)	44
621	*	MRC Global, Inc	3
1,382		MSC Industrial Direct Co (Class A)	76
1,100		Mueller Industries, Inc	26
6,011		Mueller Water Products, Inc (Class A)	48
639	*	MYR Group, Inc	17
206		National Presto Industries, Inc	15
1,911	*	Navistar International Corp	32
1,020		NN, Inc	2
1,902		Nordson Corp	257
5,399		Northrop Grumman Corp	1,633
371	*	Northwest Pipe Co	8
4,328	*	NOW, Inc	22
291	*	NV5 Global Inc	12
4,923		nVent Electric plc	83
117		Omega Flex, Inc	10
2,481		Oshkosh Corp	160
3,800		Owens Corning, Inc	147
9

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
11,537		PACCAR, Inc	$705
4,286		Parker-Hannifin Corp	556
502	*	Parsons Corp	16
334		Patrick Industries, Inc	9
5,547		Pentair plc	165
1,847	*	PGT, Inc	16
7,340	*,e	Plug Power, Inc	26
416		Powell Industries, Inc	11
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	23
1,003	*	Proto Labs, Inc	76
1,340		Quanex Building Products Corp	14
4,869		Quanta Services, Inc	155
1,477		Raven Industries, Inc	31
9,437		Raytheon Co	1,238
899	*	RBC Bearings, Inc	101
1,350		Regal-Beloit Corp	85
4,524	*	Resideo Technologies, Inc	22
432		REV Group, Inc	2
4,030		Rexnord Corp	91
3,878		Rockwell Automation, Inc	585
3,431		Roper Technologies Inc	1,070
1,200		Rush Enterprises, Inc (Class A)	38
257		Rush Enterprises, Inc (Class B)	8
5,166	*	Sensata Technologies Holding plc	149
1,581		Simpson Manufacturing Co, Inc	98
1,315	*	SiteOne Landscape Supply, Inc	97
1,793		Snap-On, Inc	195
3,569		Spirit Aerosystems Holdings, Inc (Class A)	85
1,707	*	SPX Corp	56
1,563	*	SPX FLOW, Inc	44
472		Standex International Corp	23
5,194		Stanley Black & Decker, Inc	519
1,004	*	Sterling Construction Co, Inc	10
3,212	*	Sunrun, Inc	32
461		Systemax, Inc	8
1,233	*	Teledyne Technologies, Inc	367
647		Tennant Co	38
1,384		Terex Corp	20
967	*	Textainer Group Holdings Ltd	8
7,801		Textron, Inc	208
1,276	*	Thermon Group Holdings	19
2,010		Timken Co	65
1,841		Titan International, Inc	3
784	*	Titan Machinery, Inc	7
3,332		Toro Co	217
400	*	TPI Composites, Inc	6
8,223		Trane Technologies plc	679
1,681		TransDigm Group, Inc	538
1,946	*	Trex Co, Inc	156
1,789	*	Trimas Corp	41
3,773		Trinity Industries, Inc	61
1,667		Triton International Ltd	43
1,896		Triumph Group, Inc	13
10

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,399	*	Tutor Perini Corp	$9
343	*	Twin Disc, Inc	2
2,718	*	United Rentals, Inc	280
27,301		United Technologies Corp	2,575
4,315	*	Univar Solutions Inc	46
1,326		Universal Forest Products, Inc	49
582		Valmont Industries, Inc	62
455	*	Vectrus, Inc	19
419	*	Veritiv Corp	3
649	*	Vicor Corp	29
8,985	*,e	Vivint Solar, Inc	39
1,482		W.W. Grainger, Inc	368
2,295		Wabash National Corp	17
1,638	*	WABCO Holdings, Inc	221
6,000		Wabtec Corp	289
1,090		Watsco, Inc	172
880		Watts Water Technologies, Inc (Class A)	75
5,066	*	Welbilt, Inc	26
1,310	*	WESCO International, Inc	30
67	*	Willis Lease Finance Corp	2
1,151	*	Willscot Corp	12
1,753		Woodward Inc	104
5,817		Xylem, Inc	379
		TOTAL CAPITAL GOODS	51,833

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	53
2,247	*	Acacia Research (Acacia Technologies)	5
4,335		ACCO Brands Corp	22
3,263		ADT, Inc	14
1,780	*	Advanced Disposal Services, Inc	58
1,481	*	ASGN Inc	52
274		Barrett Business Services, Inc	11
198		BG Staffing, Inc	1
1,283		Brady Corp (Class A)	58
511	*	BrightView Holdings, Inc	6
1,790		Brink’s Co	93
1,375	*	Casella Waste Systems, Inc (Class A)	54
2,160	*	CBIZ, Inc	45
948	*	Ceco Environmental Corp	4
814	*,e	Cimpress plc	43
2,747		Cintas Corp	476
2,053	*	Clean Harbors, Inc	105
6,856	*	Copart, Inc	470
1,214	*	CoStar Group, Inc	713
4,607		Covanta Holding Corp	39
364		CRA International, Inc	12
1,839		Deluxe Corp	48
568	*	Emerald Holding, Inc	1
1,051		Ennis, Inc	20
4,026		Equifax, Inc	481
1,599		Exponent, Inc	115
381	*	Forrester Research, Inc	11
419	*	Franklin Covey Co	7
11

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,309	*	FTI Consulting, Inc	$157
494	*	GP Strategies Corp	3
2,765	e	Healthcare Services Group	66
711		Heidrick & Struggles International, Inc	16
555	*	Heritage-Crystal Clean, Inc	9
2,222		Herman Miller, Inc	49
1,783		HNI Corp	45
896	*	Huron Consulting Group, Inc	41
4,394	*	IAA, Inc	132
707		ICF International, Inc	49
13,148		IHS Markit Ltd	789
1,756	*	Innerworkings, Inc	2
1,374		Insperity, Inc	51
2,401		Interface, Inc	18
5,073		KAR Auction Services, Inc	61
1,192		Kelly Services, Inc (Class A)	15
1,045		Kforce, Inc	27
1,392		Kimball International, Inc (Class B)	17
1,970		Knoll, Inc	20
1,994		Korn/Ferry International	48
1,848		Manpower, Inc	98
1,217		Matthews International Corp (Class A)	29
919		McGrath RentCorp	48
757	*	Mistras Group, Inc	3
1,705		Mobile Mini, Inc	45
1,028		MSA Safety, Inc	104
12,951		Nielsen NV	162
563		NL Industries, Inc	2
7,274		Pitney Bowes, Inc	15
13,840	*,e	Precigen, Inc	47
1,198		Quad Graphics, Inc	3
7,183		Republic Services, Inc	539
1,107		Resources Connection, Inc	12
3,920		Robert Half International, Inc	148
4,660		Rollins, Inc	168
2,868		RR Donnelley & Sons Co	3
672	*	SP Plus Corp	14
3,128		Steelcase, Inc (Class A)	31
2,666	*	Stericycle, Inc	130
1,231	*	Team, Inc	8
1,741		Tetra Tech, Inc	123
6,346		TransUnion	420
1,603	*	TriNet Group, Inc	60
1,626	*	TrueBlue, Inc	21
592		Unifirst Corp	89
844	*	US Ecology, Inc	26
5,285		Verisk Analytics, Inc	737
795		Viad Corp	17
340		VSE Corp	6
14,152		Waste Management, Inc	1,310
279	*	Willdan Group, Inc	6
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,056
12

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
CONSUMER DURABLES & APPAREL - 1.2%
821		Acushnet Holdings Corp	$21
2,238	*	American Outdoor Brands Corp	19
383		Bassett Furniture Industries, Inc	2
1,140	*	Beazer Homes USA, Inc	7
2,639		Brunswick Corp	93
3,598		Callaway Golf Co	37
4,058	*	Capri Holdings Ltd	44
1,418		Carter’s, Inc	93
237	*	Cavco Industries, Inc	34
707	*	Century Communities, Inc	10
727		Clarus Corp	7
1,106		Columbia Sportswear Co	77
1,951	*	CROCS, Inc	33
447		Culp, Inc	3
839	*	Deckers Outdoor Corp	112
11,444		DR Horton, Inc	389
458		Escalade, Inc	3
958		Ethan Allen Interiors, Inc	10
273		Flexsteel Industries, Inc	3
1,713	*	Fossil Group, Inc	6
4,826		Garmin Ltd	362
415	*	G-III Apparel Group Ltd	3
4,066	*,e	GoPro, Inc	11
992	*	Green Brick Partners, Inc	8
364		Hamilton Beach Brands Holding Co	3
12,390		Hanesbrands, Inc	97
3,939		Hasbro, Inc	282
789	*	Helen of Troy Ltd	114
438		Hooker Furniture Corp	7
845	*	Installed Building Products, Inc	34
1,024	*,e	iRobot Corp	42
232		Johnson Outdoors, Inc	15
3,347		KB Home	61
1,623		Kontoor Brands, Inc	31
1,887		La-Z-Boy, Inc	39
4,915		Leggett & Platt, Inc	131
37		Lennar Corp (B Shares)	1
9,713		Lennar Corp (Class A)	371
624	*	LGI Homes, Inc	28
362		Lifetime Brands, Inc	2
336	*,e	Lovesac Co	2
4,034	*	Lululemon Athletica, Inc	765
862	*	M/I Homes, Inc	14
776	*	Malibu Boats, Inc	22
441		Marine Products Corp	4
673	*	MasterCraft Boat Holdings, Inc	5
10,286	*,e	Mattel, Inc	91
1,794		MDC Holdings, Inc	42
1,156	*	Meritage Homes Corp	42
2,102	*	Mohawk Industries, Inc	160
638		Movado Group, Inc	8
182		Nacco Industries, Inc (Class A)	5
13,184		Newell Brands Inc	175
40,089		Nike, Inc (Class B)	3,317
13

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
117	*	NVR, Inc	$301
621		Oxford Industries, Inc	23
1,868		Polaris Inc	90
8,920		Pulte Homes, Inc	199
1,433	*	Purple Innovation, Inc	8
2,715		PVH Corp	102
1,797		Ralph Lauren Corp	120
4,672	*	Skechers U.S.A., Inc (Class A)	111
1,768	*	Skyline Champion Corp	28
2,321	*	Sonos, Inc	20
3,457		Steven Madden Ltd	80
652		Sturm Ruger & Co, Inc	33
295		Superior Uniform Group, Inc	2
10,357		Tapestry, Inc	134
3,418	*	Taylor Morrison Home Corp	38
1,466	*	Tempur Sealy International, Inc	64
4,401		Toll Brothers, Inc	85
1,123	*	TopBuild Corp	80
3,938	*	TRI Pointe Homes, Inc	35
1,753		Tupperware Brands Corp	3
5,744	*	Under Armour, Inc (Class A)	53
7,306	*	Under Armour, Inc (Class C)	59
700	*	Unifi, Inc	8
585	*	Universal Electronics, Inc	22
1,001	*	Vera Bradley, Inc	4
10,523		VF Corp	569
2,174	*	Vista Outdoor, Inc	19
2,108		Whirlpool Corp	181
2,662		Wolverine World Wide, Inc	40
2,096	*	YETI Holdings, Inc	41
1,093	*,e	ZAGG, Inc	3
		TOTAL CONSUMER DURABLES & APPAREL	9,852

CONSUMER SERVICES - 1.8%
1,758	*	Adtalem Global Education, Inc	47
675	*	American Public Education, Inc	16
8,281		ARAMARK Holdings Corp	165
2,383		BBX Capital Corp	5
39	*	Biglari Holdings, Inc (B Shares)	2
817		BJ’s Restaurants, Inc	11
3,148		Bloomin’ Brands, Inc	22
3,239		Boyd Gaming Corp	47
1,976	*	Bright Horizons Family Solutions	202
1,545		Brinker International, Inc	19
19,402	*	Caesars Entertainment Corp	131
13,209		Carnival Corp	174
591		Carriage Services, Inc	10
1,345	*	Carrols Restaurant Group, Inc	2
761	*	Century Casinos, Inc	2
1,085	e	Cheesecake Factory	19
3,925	*	Chegg, Inc	140
863	*	Chipotle Mexican Grill, Inc (Class A)	565
891		Choice Hotels International, Inc	55
1,305		Churchill Downs, Inc	134
14

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
751	*	Chuy’s Holdings, Inc	$8
521		Cracker Barrel Old Country Store, Inc	43
4,141		Darden Restaurants, Inc	225
921		Dave & Buster’s Entertainment, Inc	12
1,227	*	Del Taco Restaurants, Inc	4
2,646	*	Denny’s Corp	20
664		Dine Brands Global Inc.	19
1,413		Domino’s Pizza, Inc	458
2,096	*	Drive Shack, Inc	3
2,930		Dunkin Brands Group, Inc	156
809	*	El Pollo Loco Holdings, Inc	7
2,425	*,e	Eldorado Resorts, Inc	35
6,386		Extended Stay America, Inc	47
1,005	*	Fiesta Restaurant Group, Inc	4
2,998	*	frontdoor, Inc	104
412	*	Golden Entertainment, Inc	3
115		Graham Holdings Co	39
1,750	*	Grand Canyon Education, Inc	133
6,952		H&R Block, Inc	98
2,683	*	Hilton Grand Vacations, Inc	42
9,260		Hilton Worldwide Holdings, Inc	632
4,089	*	Houghton Mifflin Harcourt Co	8
1,223		Hyatt Hotels Corp	59
1,763		International Game Technology plc	10
596	*	J Alexander’s Holdings, Inc	2
713		Jack in the Box, Inc	25
1,321	*	K12, Inc	25
11,556		Las Vegas Sands Corp	491
1,409	*	Laureate Education, Inc	15
608	*	Lindblad Expeditions Holdings, Inc	3
9,384		Marriott International, Inc (Class A)	702
1,536		Marriott Vacations Worldwide Corp	85
25,351		McDonald’s Corp	4,192
17,782		MGM Resorts International	210
388	*	Monarch Casino & Resort, Inc	11
133		Nathan’s Famous, Inc	8
400	*	Noodles & Co	2
7,366	*	Norwegian Cruise Line Holdings Ltd	81
1,416	e	OneSpaWorld Holdings Ltd	6
541		Papa John’s International, Inc	29
4,241	*,e	Penn National Gaming, Inc	54
2,656	*	Perdoceo Education Corp	29
2,811	*	Planet Fitness, Inc	137
322	*	PlayAGS, Inc	1
946	*	Potbelly Corp	3
330		RCI Hospitality Holdings, Inc	3
638	*	Red Lion Hotels Corp	1
500	*	Red Robin Gourmet Burgers, Inc	4
2,623		Red Rock Resorts, Inc	22
1,367	*	Regis Corp	8
5,811	e	Royal Caribbean Cruises Ltd	187
1,174		Ruth’s Hospitality Group Inc	8
1,968	*	Scientific Games Corp (Class A)	19
1,710	*	SeaWorld Entertainment, Inc	19
15

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
5,752		Service Corp International	$225
4,718	*	ServiceMaster Global Holdings, Inc	127
841	*	Shake Shack, Inc	32
2,790		Six Flags Entertainment Corp	35
40,003		Starbucks Corp	2,630
791		Strategic Education, Inc	111
2,599		Texas Roadhouse, Inc (Class A)	107
643	e	Twin River Worldwide Holdings Inc	8
1,294		Vail Resorts, Inc	191
7,240		Wendy’s	108
1,127		Wingstop, Inc	90
1,421	*	WW International Inc	24
3,088		Wyndham Destinations, Inc	67
3,184		Wyndham Hotels & Resorts, Inc	100
3,458		Wynn Resorts Ltd	208
12,067		Yum China Holdings, Inc	514
10,026		Yum! Brands, Inc	687
		TOTAL CONSUMER SERVICES	15,583

DIVERSIFIED FINANCIALS - 3.2%
1,578		Affiliated Managers Group, Inc	93
1,028	e	AG Mortgage Investment Trust	3
17,298		AGNC Investment Corp	183
12,709		Ally Financial, Inc	183
22,652		American Express Co	1,939
4,140		Ameriprise Financial, Inc	424
48,214		Annaly Capital Management, Inc	244
3,633		Anworth Mortgage Asset Corp	4
3,431		Apollo Commercial Real Estate Finance, Inc	25
1,014		Ares Commercial Real Estate Corp	7
2,272		Ares Management Corp	70
727		Arlington Asset Investment Corp (Class A)	2
2,063		ARMOUR Residential REIT, Inc	18
1,731		Artisan Partners Asset Management, Inc	37
269	e	Associated Capital Group, Inc	8
382		B. Riley Financial, Inc	7
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	13
27,679		Bank of New York Mellon Corp	932
8,951		BGC Partners, Inc (Class A)	23
4,002		BlackRock, Inc	1,761
3,698	e	Blackstone Mortgage Trust, Inc	69
1,604	*	Blucora, Inc	19
2,164		Brightsphere Investment Group, Inc	14
953	*,†	Calamos Asset Management, Inc	0
2,523	*	Cannae Holdings, Inc	84
15,726		Capital One Financial Corp	793
3,681		Capstead Mortgage Corp	15
3,879		CBOE Global Markets, Inc	346
38,986		Charles Schwab Corp	1,311
412		Cherry Hill Mortgage Investment Corp	3
5,258		Chimera Investment Corp	48
12,119		CME Group, Inc	2,095
853		Cohen & Steers, Inc	39
3,033		Colony Credit Real Estate, Inc	12
16

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,050		Cowen Group, Inc	$10
369	*,e	Credit Acceptance Corp	94
334	e	Curo Group Holdings Corp	2
118		Diamond Hill Investment Group, Inc	11
10,613		Discover Financial Services	379
1,075	*	Donnelley Financial Solutions, Inc	6
620		Dynex Capital, Inc	6
7,628		E*TRADE Financial Corp	262
4,044		Eaton Vance Corp	130
588	*	Elevate Credit, Inc	1
630		Ellington Financial Inc	4
978	*	Encore Capital Group, Inc	23
1,226	*	Enova International, Inc	18
1,565		Evercore Inc	72
1,988	*	Ezcorp, Inc (Class A)	8
1,286		Factset Research Systems, Inc	335
3,795		Federated Investors, Inc (Class B)	72
5,062	e	FGL Holdings	50
1,501		FirstCash, Inc	108
570	*,e	Focus Financial Partners, Inc	13
9,827		Franklin Resources, Inc	164
1,532		Gain Capital Holdings, Inc	9
181		GAMCO Investors, Inc (Class A)	2
10,709		Goldman Sachs Group, Inc	1,656
1,667		Granite Point Mortgage Trust, Inc	8
430		Great Ajax Corp	3
1,775	*	Green Dot Corp	45
1,124		Greenhill & Co, Inc	11
1,284	*,e	GWG Holdings Inc	13
544		Hamilton Lane, Inc	30
836		Houlihan Lokey, Inc	44
2,624		Interactive Brokers Group, Inc (Class A)	113
18,920		Intercontinental Exchange Group, Inc	1,528
601	*	INTL FCStone, Inc	22
13,528		Invesco Ltd	123
4,487		Invesco Mortgage Capital, Inc	15
5,766		Janus Henderson Group plc	88
9,122		Jefferies Financial Group, Inc	125
419	e	KKR Real Estate Finance Trust, Inc	6
2,645		Ladder Capital Corp	13
3,489		Lazard Ltd (Class A)	82
3,386		Legg Mason, Inc	165
2,490	*	LendingClub Corp	20
2,735		LPL Financial Holdings, Inc	149
1,277		MarketAxess Holdings, Inc	425
418		Marlin Business Services Corp	5
14,764		MFA Financial Inc	23
1,429		Moelis & Co	40
5,520		Moody’s Corp	1,167
39,606		Morgan Stanley	1,347
745		Morningstar, Inc	87
2,820		MSCI, Inc (Class A)	815
3,777		Nasdaq Inc	359
6,998		Navient Corp	53
17

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
763		Nelnet, Inc (Class A)	$35
12,681		New Residential Investment Corp	64
4,058		New York Mortgage Trust, Inc	6
959	*,†	NewStar Financial, Inc	0	^
6,760		Northern Trust Corp	510
2,011	*	On Deck Capital, Inc	3
2,054		OneMain Holdings, Inc	39
448		Oppenheimer Holdings, Inc	9
1,276	e	Orchid Island Capital, Inc	4
2,603		PennyMac Mortgage Investment Trust	28
896	*	Pico Holdings, Inc	7
553		Piper Jaffray Cos	28
727		PJT Partners, Inc	32
1,801	*	PRA Group, Inc	50
527		Pzena Investment Management, Inc (Class A)	2
4,182		Raymond James Financial, Inc	264
607		Ready Capital Corp	4
3,329		Redwood Trust, Inc	17
383	*	Regional Management Corp	5
8,310		S&P Global, Inc	2,036
808		Safeguard Scientifics, Inc	4
3,020		Santander Consumer USA Holdings, Inc	42
551		Sculptor Capital Management, Inc	7
4,429		SEI Investments Co	205
298		Silvercrest Asset Management Group, Inc	3
13,945		SLM Corp	100
9,293		Starwood Property Trust, Inc	95
12,585		State Street Corp	670
2,581		Stifel Financial Corp	107
21,197		Synchrony Financial	341
7,696		T Rowe Price Group, Inc	752
9,136		TD Ameritrade Holding Corp	317
427		TPG RE Finance Trust, Inc	2
9,511		Two Harbors Investment Corp	36
1,024		Virtu Financial, Inc	21
255		Virtus Investment Partners, Inc	19
5,048		Voya Financial, Inc	205
3,248	e	Waddell & Reed Financial, Inc (Class A)	37
1,589		Western Asset Mortgage Capital Corp	4
322		Westwood Holdings Group, Inc	6
4,611		WisdomTree Investments, Inc	11
229	*	World Acceptance Corp	13
		TOTAL DIVERSIFIED FINANCIALS	27,323

ENERGY - 2.4%
5,830	*	Abraxas Petroleum Corp	1
357		Amplify Energy Corp	0	^
7,981	e	Antero Midstream Corp	17
7,333	*	Antero Resources Corp	5
12,865		Apache Corp	54
2,927	*	Apergy Corp	17
550		Arch Coal, Inc	16
4,687		Archrock, Inc	18
985		Ardmore Shipping Corp	5
18

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
22,063		Baker Hughes Co	$232
1,669		Berry Petroleum Co LLC	4
784	*	Bonanza Creek Energy, Inc	9
14,060		Cabot Oil & Gas Corp	242
812		Cactus, Inc	9
11,833	*	Callon Petroleum Co	6
6,772	*	Centennial Resource Development, Inc	2
8,023	*	Cheniere Energy, Inc	269
35,989	*,e	Chesapeake Energy Corp	6
64,239		Chevron Corp	4,655
3,405		Cimarex Energy Co	57
5,167	*	Clean Energy Fuels Corp	9
6,042	*	CNX Resources Corp	32
6,658		Concho Resources, Inc	285
37,169		ConocoPhillips	1,145
1,096	*	CONSOL Energy, Inc	4
2,158	e	Continental Resources, Inc	16
665	*,e	Contura Energy Inc	2
1,185	*,e	Covia Holdings Corp	1
612		CVR Energy, Inc	10
1,883		Delek US Holdings, Inc	30
15,050	*,e	Denbury Resources, Inc	3
13,061		Devon Energy Corp	90
2,870		DHT Holdings, Inc	22
2,618	*,e	Diamond Offshore Drilling, Inc	5
640	*	Diamond S Shipping Inc	8
5,467		Diamondback Energy, Inc	143
535		DMC Global, Inc	12
1,163	*	Dorian LPG Ltd	10
1,470	*	Dril-Quip, Inc	45
384	*	Earthstone Energy, Inc	1
2,812	*,e	Energy Fuels, Inc	3
20,266		EOG Resources, Inc	728
8,585		EQT Corp	61
9,386	e	Equitrans Midstream Corp	47
891	*	Era Group, Inc	5
668		Evolution Petroleum Corp	2
1,256	*	Exterran Corp	6
4,719	*,e	Extraction Oil & Gas, Inc	2
142,915		Exxon Mobil Corp	5,426
2,612	*	Forum Energy Technologies, Inc	0	^
1,937	*	Frank’s International NV	5
744	*	FTS International, Inc	0	^
1,757		GasLog Ltd	6
3,789	e	Golar LNG Ltd	30
1,490	*	Green Plains Inc	7
1,746	*,e	Gulfport Energy Corp	1
557		Hallador Energy Co	1
30,104		Halliburton Co	206
5,378	*	Helix Energy Solutions Group, Inc	9
3,077		Helmerich & Payne, Inc	48
9,277		Hess Corp	309
2,221	*	HighPoint Resources Corp	0	^
5,312		HollyFrontier Corp	130
19

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
65	*,e	Independence Contract Drilling, Inc	$0	^
1,110		International Seaways, Inc	27
64,962		Kinder Morgan, Inc	904
641	*,e	KLX Energy Services Holdings, Inc	0	^
12,787		Kosmos Energy Ltd	11
6,373	*	Laredo Petroleum Holdings, Inc	2
394	e	Liberty Oilfield Services, Inc	1
3,546	*	Magnolia Oil & Gas Corp	14
275	e	Mammoth Energy Services, Inc	0	^
29,487		Marathon Oil Corp	97
22,080		Marathon Petroleum Corp	522
3,403	*,e	Matador Resources Co	8
1,193	*	Matrix Service Co	11
219	*,e	Montage Resources Corp	0	^
6,404	e	Murphy Oil Corp	39
11,900		Nabors Industries Ltd	5
14,486		National Oilwell Varco, Inc	142
561	*	Natural Gas Services Group, Inc	2
410	*	NCS Multistage Holdings, Inc	0	^
3,366	*	Newpark Resources, Inc	3
4,056	*	NexTier Oilfield Solutions, Inc	5
250	*,e	Nine Energy Service, Inc	0	^
9,079	*,e	Noble Corp plc	2
16,181		Noble Energy, Inc	98
3,925		Nordic American Tankers Ltd	18
3,920	*,e	Northern Oil And Gas, Inc	3
9,279	*	Oasis Petroleum, Inc	3
30,542		Occidental Petroleum Corp	354
3,828	*	Oceaneering International, Inc	11
2,073	*	Oil States International, Inc	4
13,715		ONEOK, Inc	299
836	*	Overseas Shipholding Group, Inc	2
648		Panhandle Oil and Gas, Inc (Class A)	2
1,291	*	Par Pacific Holdings, Inc	9
9,552		Parsley Energy, Inc	55
3,514		Patterson-UTI Energy, Inc	8
4,259		PBF Energy, Inc	30
2,621	*	PDC Energy, Inc	16
2,971		Peabody Energy Corp	9
544	*	Penn Virginia Corp	2
15,431		Phillips 66	828
5,676		Pioneer Natural Resources Co	398
76	*	PrimeEnergy Corp	6
2,609	*	ProPetro Holding Corp	7
5,495		QEP Resources Inc	2
7,038	e	Range Resources Corp	16
1,467	*,e	Renewable Energy Group, Inc	30
234	*	Rex American Resources Corp	11
611	*	RigNet, Inc	1
1,749	*,e	Ring Energy, Inc	1
2,256	e	RPC, Inc	5
1,269	*	SandRidge Energy, Inc	1
47,936		Schlumberger Ltd	647
709		Scorpio Tankers, Inc	14
20

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
617	*	SEACOR Holdings, Inc	$17
629	*	SEACOR Marine Holdings, Inc	3
351	*	Select Energy Services, Inc	1
2,365		SFL Corp Ltd	22
253	*,e	SilverBow Resources, Inc	1
757		SM Energy Co	1
801	*,e	Smart Sand, Inc	1
369		Solaris Oilfield Infrastructure, Inc	2
18,255	*	Southwestern Energy Co	31
749	*	Talos Energy, Inc	4
7,616		Targa Resources Investments, Inc	53
2,010	*	Teekay Corp	6
409	*	Teekay Tankers Ltd	9
2,116	*,e	Tellurian, Inc	2
3,896	*	Tetra Technologies, Inc	1
878	*	Tidewater, Inc	6
18,540	*,e	Transocean Ltd (NYSE)	22
1,986	*,e	Unit Corp	1
5,127	*,e	Uranium Energy Corp	3
3,143	e	US Silica Holdings, Inc	6
14,101		Valero Energy Corp	640
3,587	*,e	W&T Offshore, Inc	6
42,552		Williams Cos, Inc	602
1,789		World Fuel Services Corp	45
15,377	*	WPX Energy, Inc	47
		TOTAL ENERGY	20,746

FOOD & STAPLES RETAILING - 1.5%
1,108		Andersons, Inc	21
1,203		Casey’s General Stores, Inc	159
776	*	Chefs’ Warehouse Holdings, Inc	8
14,841		Costco Wholesale Corp	4,232
1,786	*,e	Grocery Outlet Holding Corp	61
555		Ingles Markets, Inc (Class A)	20
26,916		Kroger Co	811
345		Natural Grocers by Vitamin C	3
2,973	*	Performance Food Group Co	73
820		Pricesmart, Inc	43
1,730	*,e	Rite Aid Corp	26
957		SpartanNash Co	14
2,556	*	Sprouts Farmers Market, Inc	47
16,353		SYSCO Corp	746
2,032	*	United Natural Foods, Inc	19
7,566	*	US Foods Holding Corp	134
292		Village Super Market (Class A)	7
25,415		Walgreens Boots Alliance, Inc	1,163
47,480		Walmart, Inc	5,395
313		Weis Markets, Inc	13
		TOTAL FOOD & STAPLES RETAILING	12,995

FOOD, BEVERAGE & TOBACCO - 3.6%
4,215	*,e	22nd Century Group, Inc	3
135		Alico, Inc	4
63,666		Altria Group, Inc	2,462
21

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
18,871		Archer-Daniels-Midland Co	$664
2,508	e	B&G Foods, Inc (Class A)	45
1,620	*,e	Beyond Meat, Inc	108
266	*	Boston Beer Co, Inc (Class A)	98
347	*	Bridgford Foods Corp	8
1,291		Brown-Forman Corp (Class A)	66
6,039		Brown-Forman Corp (Class B)	335
4,825		Bunge Ltd	198
583		Calavo Growers, Inc	34
1,263		Cal-Maine Foods, Inc	56
5,433		Campbell Soup Co	251
129,695		Coca-Cola Co	5,739
185		Coca-Cola Consolidated Inc	39
16,363		ConAgra Brands, Inc	480
5,333		Constellation Brands, Inc (Class A)	764
418	*	Craft Brewers Alliance, Inc	6
6,364	*	Darling International, Inc	122
288	*	Farmer Bros Co	2
5,653		Flowers Foods, Inc	116
1,315		Fresh Del Monte Produce, Inc	36
901	*	Freshpet, Inc	58
19,862		General Mills, Inc	1,048
2,641	*	Hain Celestial Group, Inc	69
4,915		Hershey Co	651
9,328		Hormel Foods Corp	435
3,112	*	Hostess Brands, Inc	33
2,304		Ingredion, Inc	174
585		J&J Snack Foods Corp	71
3,719		J.M. Smucker Co	413
368		John B. Sanfilippo & Son, Inc	33
8,495		Kellogg Co	510
7,987		Keurig Dr Pepper, Inc	194
21,333		Kraft Heinz Co	528
5,006		Lamb Weston Holdings, Inc	286
621		Lancaster Colony Corp	90
1,056	*	Landec Corp	9
443		Limoneira Co	6
4,063		McCormick & Co, Inc	574
476	e	MGP Ingredients, Inc	13
6,197		Molson Coors Brewing Co (Class B)	242
47,993		Mondelez International, Inc	2,403
12,702	*	Monster Beverage Corp	715
457	*,e	National Beverage Corp	19
47,464		PepsiCo, Inc	5,700
52,902		Philip Morris International, Inc	3,860
2,078	*	Pilgrim’s Pride Corp	38
2,255	*	Post Holdings, Inc	187
787		Sanderson Farms, Inc	97
10		Seaboard Corp	28
365	*	Seneca Foods Corp	14
2,221	*	Simply Good Foods Co	43
345		Tootsie Roll Industries, Inc	12
2,158	*	TreeHouse Foods, Inc	95
183		Turning Point Brands, Inc	4
22

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
9,487		Tyson Foods, Inc (Class A)	$549
299		Universal Corp	13
3,396		Vector Group Ltd	32
		TOTAL FOOD, BEVERAGE & TOBACCO	30,882

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
58,207		Abbott Laboratories	4,593
1,565	*	Abiomed, Inc	227
3,023	*	Acadia Healthcare Co, Inc	55
3,073	*	Accuray, Inc	6
255	*	Addus HomeCare Corp	17
2,555	*	Align Technology, Inc	444
7,075	*	Allscripts Healthcare Solutions, Inc	50
2,458	*	Alphatec Holdings Inc	9
1,103	*	Amedisys, Inc	202
368	*	American Renal Associates Holdings, Inc	2
5,174		AmerisourceBergen Corp	458
1,159	*	AMN Healthcare Services, Inc	67
1,310	*	Angiodynamics, Inc	14
5,621	*	Antares Pharma, Inc	13
8,559		Anthem, Inc	1,943
912	*,e	Apollo Medical Holdings, Inc	12
1,701	*	Apyx Medical Corp	6
1,229	*	AtriCure, Inc	41
55		Atrion Corp	36
1,812	*	Avanos Medical, Inc	49
1,009	*	AxoGen, Inc	11
542	*,e	Axonics Modulation Technologies, Inc	14
16,338		Baxter International, Inc	1,327
9,039		Becton Dickinson & Co	2,077
1,145	*,e	BioSig Technologies Inc	5
1,148	*	BioTelemetry, Inc	44
47,102	*	Boston Scientific Corp	1,537
7,134	*	Brookdale Senior Living, Inc	22
1,418		Cantel Medical Corp	51
10,172		Cardinal Health, Inc	488
1,207	*	Cardiovascular Systems, Inc	43
2,441	*	Castlight Health, Inc	2
539	*	Catasys Inc	8
19,580	*	Centene Corp	1,163
10,543		Cerner Corp	664
4,212	*	Cerus Corp	20
7,587	*	Change Healthcare, Inc	76
511		Chemed Corp	221
12,338		Cigna Corp	2,186
481		Computer Programs & Systems, Inc	11
2,605	*,e	ConforMIS, Inc	2
1,071		Conmed Corp	61
1,613		Cooper Cos, Inc	445
368	*	Corvel Corp	20
2,274	*,e	Covetrus, Inc	19
1,273	*	Cross Country Healthcare, Inc	9
1,250	*	CryoLife, Inc	21
917	*,e	CryoPort, Inc	16
23

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
593	*	Cutera, Inc	$8
44,076		CVS Health Corp	2,615
1,039	*,e	CytoSorbents Corp	8
21,047		Danaher Corp	2,913
3,497	*	DaVita, Inc	266
7,288		Dentsply Sirona, Inc	283
3,127	*	DexCom, Inc	842
7,027	*	Edwards Lifesciences Corp	1,325
3,477		Encompass Health Corp	223
1,885		Ensign Group, Inc	71
4,763	*	Envista Holdings Corp	71
1,556	*	Enzo Biochem, Inc	4
2,484	*	Evolent Health, Inc	14
1,393	*	Genesis Health Care, Inc	1
1,865	*	GenMark Diagnostics, Inc	8
1,112	*	Glaukos Corp	34
2,762	*	Globus Medical, Inc	117
1,211	*	Guardant Health, Inc	84
1,656	*	Haemonetics Corp	165
1,155	*	Hanger Inc	18
9,008		HCA Healthcare, Inc	809
547	*	Health Catalyst, Inc	14
2,631	*	HealthEquity, Inc	133
1,071	*	HealthStream, Inc	26
5,175	*	Henry Schein, Inc	261
236	*	Heska Corp	13
2,231		Hill-Rom Holdings, Inc	224
3,262	*	HMS Holdings Corp	82
8,961	*	Hologic, Inc	315
4,542		Humana, Inc	1,426
588	*	ICU Medical, Inc	119
2,892	*	IDEXX Laboratories, Inc	701
672	*	Inogen, Inc	35
2,425	*	Inovalon Holdings, Inc	40
468	*	Inspire Medical Systems, Inc	28
2,057	*	Insulet Corp	341
935	*	Integer Holding Corp	59
2,413	*	Integra LifeSciences Holdings Corp	108
222	*	IntriCon Corp	3
3,861	*	Intuitive Surgical, Inc	1,912
1,260		Invacare Corp	9
878	*	iRhythm Technologies, Inc	71
574	*	Joint Corp	6
3,320	*	Laboratory Corp of America Holdings	420
982	*	Lantheus Holdings, Inc	13
562		LeMaitre Vascular, Inc	14
1,045	*	LHC Group, Inc	147
1,646	*	LivaNova plc	75
1,781	*,e	Livongo Health, Inc	51
735	*	Magellan Health Services, Inc	35
1,557	*	Masimo Corp	276
5,536		McKesson Corp	749
2,494	*	MEDNAX, Inc	29
45,255		Medtronic plc	4,081
24

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,637	*	Meridian Bioscience, Inc	$14
1,836	*	Merit Medical Systems, Inc	57
126		Mesa Laboratories, Inc	29
402	*	Misonix Inc	4
2,011	*	Molina Healthcare, Inc	281
212		National Healthcare Corp	15
357		National Research Corp	16
1,257	*	Natus Medical, Inc	29
1,932	*	Neogen Corp	129
839	*	Neuronetics, Inc	2
1,074	*	Nevro Corp	107
1,960	*	NextGen Healthcare, Inc	20
2,979	*	Novocure Ltd	201
1,937	*	NuVasive, Inc	98
1,384	*	Omnicell, Inc	91
681	*,e	OptimizeRx Corp	6
1,132	*	Option Care Health, Inc	11
2,181	*	OraSure Technologies, Inc	23
679	*	Orthofix Medical Inc	19
225	*,e	OrthoPediatrics Corp	9
2,343		Owens & Minor, Inc	21
3,229		Patterson Cos, Inc	49
942	*	Pennant Group, Inc	13
1,140	*,e	Penumbra, Inc	184
275	*	PetIQ, Inc	6
775	*	Phreesia, Inc	16
1,948	*	PPD, Inc	35
1,594	*	Premier, Inc	52
495	*	Providence Service Corp	27
356	*,e	Pulse Biosciences, Inc	3
4,567		Quest Diagnostics, Inc	367
1,084	*	Quidel Corp	106
3,887	*	R1 RCM, Inc	35
1,510	*	RadNet, Inc	16
4,803		Resmed, Inc	707
1,891	*,e	Rockwell Medical, Inc	4
2,673	*	RTI Surgical Holdings Inc	5
640	*	SeaSpine Holdings Corp	5
4,065	*	Select Medical Holdings Corp	61
2,436	*,e	Senseonics Holdings, Inc	2
839	*	Shockwave Medical Inc	28
278	*	SI-BONE, Inc	3
549	*	Sientra, Inc	1
361	*	Silk Road Medical Inc	11
414		Simulations Plus, Inc	14
1,741	*	Staar Surgical Co	56
2,985		STERIS plc	418
11,593		Stryker Corp	1,930
643	*	Surgery Partners, Inc	4
516	*	SurModics, Inc	17
350	*,e	Tabula Rasa HealthCare, Inc	18
357	*	Tactile Systems Technology, Inc	14
1,948	*	Tandem Diabetes Care, Inc	125
2,426	*	Teladoc, Inc	376
25

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,575		Teleflex, Inc	$461
3,172	*	Tenet Healthcare Corp	46
1,669	*,e	Tivity Health, Inc	11
996	*	Triple-S Management Corp (Class B)	14
31,918		UnitedHealth Group, Inc	7,960
2,591		Universal Health Services, Inc (Class B)	257
468		US Physical Therapy, Inc	32
149		Utah Medical Products, Inc	14
1,492	*	Varex Imaging Corp	34
2,964	*	Varian Medical Systems, Inc	304
4,450	*	Veeva Systems, Inc	696
2,437	*,e	ViewRay, Inc	6
1,082	*,e	Vocera Communications, Inc	23
2,428		West Pharmaceutical Services, Inc	370
4,098	*,e	Wright Medical Group NV	117
7,048		Zimmer Biomet Holdings, Inc	712
953	*,e	Zynex Inc	11
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	57,460

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
1,245	*	BellRing Brands, Inc	21
400	*	Central Garden & Pet Co	11
1,366	*	Central Garden and Pet Co (Class A)	35
8,193		Church & Dwight Co, Inc	526
4,248		Clorox Co	736
28,165		Colgate-Palmolive Co	1,869
10,208		Coty, Inc	53
1,561	*	Edgewell Personal Care Co	38
812	*	elf Beauty, Inc	8
2,362		Energizer Holdings, Inc	71
7,365		Estee Lauder Cos (Class A)	1,173
3,725	*	Herbalife Nutrition Ltd	109
735		Inter Parfums, Inc	34
11,527		Kimberly-Clark Corp	1,474
385	e	Medifast, Inc	24
537	*	Nature’s Sunshine Products, Inc	4
2,034		Nu Skin Enterprises, Inc (Class A)	44
255		Oil-Dri Corp of America	8
83,244		Procter & Gamble Co	9,157
480	*,e	Revlon, Inc (Class A)	5
1,260		Reynolds Consumer Products Inc	37
1,309		Spectrum Brands Holdings, Inc	48
426	*	USANA Health Sciences, Inc	25
538		WD-40 Co	108
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,618

INSURANCE - 3.7%
23,999		Aflac, Inc	822
479		Alleghany Corp	265
10,837		Allstate Corp	994
1,747	*	AMBAC Financial Group, Inc	22
2,083		American Equity Investment Life Holding Co	39
2,360		American Financial Group, Inc	165
30,059		American International Group, Inc	729
26

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
41		American National Insurance Co	$3
751		Amerisafe, Inc	48
7,875		Aon plc	1,300
12,545	*	Arch Capital Group Ltd	357
1,294	*	Argo Group International Holdings Ltd	48
6,208		Arthur J. Gallagher & Co	506
2,172		Assurant, Inc	226
3,382		Assured Guaranty Ltd	87
4,569	*	Athene Holding Ltd	113
2,754		Axis Capital Holdings Ltd	106
443	*,e	Benefytt Technologies, Inc	10
66,249	*	Berkshire Hathaway, Inc (Class B)	12,112
3,589	*	Brighthouse Financial, Inc	87
7,851		Brown & Brown, Inc	284
15,153		Chubb Ltd	1,692
5,432		Cincinnati Financial Corp	410
2,162	*,e	Citizens, Inc (Class A)	14
758		CNA Financial Corp	24
6,647		Conseco, Inc	82
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	105
1,239		Employers Holdings, Inc	50
294	*	Enstar Group Ltd	47
983		Erie Indemnity Co (Class A)	146
1,321		Everest Re Group Ltd	254
371		FBL Financial Group, Inc (Class A)	17
485		FedNat Holding Co	6
8,686		Fidelity National Financial Inc	216
3,673		First American Financial Corp	156
13,000	*	Genworth Financial, Inc (Class A)	43
328		Global Indemnity Ltd	8
3,529		Globe Life, Inc	254
345	*	Goosehead Insurance, Inc	15
621	*	Greenlight Capital Re Ltd (Class A)	4
368	*	Hallmark Financial Services	1
1,148		Hanover Insurance Group, Inc	104
12,189		Hartford Financial Services Group, Inc	430
290		HCI Group, Inc	12
1,074		Heritage Insurance Holdings, Inc	11
1,591		Horace Mann Educators Corp	58
345		Independence Holding Co	9
62		Investors Title Co	8
646		James River Group Holdings Ltd	23
2,010		Kemper Corp	149
566		Kinsale Capital Group, Inc	59
6,774		Lincoln National Corp	178
8,744		Loews Corp	305
454	*	Markel Corp	421
17,148		Marsh & McLennan Cos, Inc	1,483
4,904	*	MBIA, Inc	35
1,072		Mercury General Corp	44
26,247		Metlife, Inc	802
1,991		National General Holdings Corp	33
92		National Western Life Group, Inc	16
27

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
394	*	NI Holdings, Inc	$5
9,089		Old Republic International Corp	139
370	*	Palomar Holdings, Inc	22
1,239		Primerica, Inc	110
9,249		Principal Financial Group	290
1,956		ProAssurance Corp	49
19,481		Progressive Corp	1,438
422		Protective Insurance Corp	6
13,458		Prudential Financial, Inc	702
2,140		Reinsurance Group of America, Inc (Class A)	180
1,379		RenaissanceRe Holdings Ltd	206
1,544		RLI Corp	136
591		Safety Insurance Group, Inc	50
2,223		Selective Insurance Group, Inc	110
630		State Auto Financial Corp	18
815		Stewart Information Services Corp	22
2,745	*	Third Point Reinsurance Ltd	20
1,255		Tiptree Inc	7
8,753		Travelers Cos, Inc	870
855	*,e	Trupanion, Inc	22
844		United Fire Group Inc	28
739		United Insurance Holdings Corp	7
1,340		Universal Insurance Holdings, Inc	24
6,435		Unum Group	97
4,811		W.R. Berkley Corp	251
615	*	Watford Holdings Ltd	9
124		White Mountains Insurance Group Ltd	113
4,370		Willis Towers Watson plc	742
		TOTAL INSURANCE	31,726

MATERIALS - 2.6%
788	e	Advanced Emissions Solutions, Inc	5
1,237	*	AdvanSix, Inc	12
7,368		Air Products & Chemicals, Inc	1,471
3,442		Albemarle Corp	194
6,581	*	Alcoa Corp	40
4,202	*	Allegheny Technologies, Inc	36
1,143		American Vanguard Corp	16
1,996		Aptargroup, Inc	199
716		Ardagh Group S.A.	8
2,222		Ashland Global Holdings, Inc	111
2,687		Avery Dennison Corp	274
7,111	*	Axalta Coating Systems Ltd	123
1,227		Balchem Corp	121
11,006		Ball Corp	712
4,805	*	Berry Global Group, Inc	162
1,581		Boise Cascade Co	38
1,693		Cabot Corp	44
1,812		Carpenter Technology Corp	35
3,989		Celanese Corp (Series A)	293
1,952	*	Century Aluminum Co	7
7,779		CF Industries Holdings, Inc	212
284		Chase Corp	23
4,079		Chemours Co	36
28

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
623	*	Clearwater Paper Corp	$14
9,615	e	Cleveland-Cliffs, Inc	38
6,825	*	Coeur Mining, Inc	22
4,501		Commercial Metals Co	71
1,251		Compass Minerals International, Inc	48
25,611		Corteva, Inc	602
4,304	*	Crown Holdings, Inc	250
1,526		Domtar Corp	33
25,622		Dow, Inc	749
24,954		DuPont de Nemours, Inc	851
1,248		Eagle Materials, Inc	73
4,801		Eastman Chemical Co	224
8,458		Ecolab, Inc	1,318
8,571	*	Element Solutions, Inc	72
869	*	Ferro Corp	8
2,943	*,†	Ferroglobe plc	0	^
2,151	*	Flotek Industries, Inc	2
4,399		FMC Corp	359
657	*	Forterra, Inc	4
48,382		Freeport-McMoRan, Inc (Class B)	327
954		FutureFuel Corp	11
1,276	*	GCP Applied Technologies, Inc	23
2,189		Gold Resource Corp	6
10,212		Graphic Packaging Holding Co	125
985		Greif, Inc (Class A)	31
203		Greif, Inc (Class B)	8
1,961		H.B. Fuller Co	55
377		Hawkins, Inc	13
501		Haynes International, Inc	10
17,634		Hecla Mining Co	32
6,401		Huntsman Corp	92
1,659	*	Ingevity Corp	58
974		Innospec, Inc	68
3,533		International Flavors & Fragrances, Inc	361
13,425		International Paper Co	418
3,628	*	Intrepid Potash, Inc	3
656		Kaiser Aluminum Corp	45
850	*	Koppers Holdings, Inc	10
99	*	Kraton Corp	1
893		Kronos Worldwide, Inc	7
18,101		Linde plc	3,131
6,295	*	Livent Corp	33
4,359		Louisiana-Pacific Corp	75
901	*	LSB Industries, Inc	2
8,978		LyondellBasell Industries NV	446
2,142		Martin Marietta Materials, Inc	405
774		Materion Corp	27
1,370		Minerals Technologies, Inc	50
12,629		Mosaic Co	137
871		Myers Industries, Inc	9
642		Neenah Inc	28
209		NewMarket Corp	80
27,872		Newmont Goldcorp Corp	1,262
8,146	*	Novagold Resources Inc	60
29

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
10,170		Nucor Corp	$366
5,702		O-I Glass, Inc	41
4,718		Olin Corp	55
395		Olympic Steel, Inc	4
1,779	*	Omnova Solutions, Inc	18
2,087		Orion Engineered Carbons SA	16
3,168		Packaging Corp of America	275
1,827		PH Glatfelter Co	22
3,172		PolyOne Corp	60
7,779		PPG Industries, Inc	650
890	*	PQ Group Holdings, Inc	10
510		Quaker Chemical Corp	64
1,744		Rayonier Advanced Materials, Inc	2
2,210		Reliance Steel & Aluminum Co	194
2,154		Royal Gold, Inc	189
4,331		RPM International, Inc	258
592	*	Ryerson Holding Corp	3
1,051		Schnitzer Steel Industries, Inc (Class A)	14
1,182		Schweitzer-Mauduit International, Inc	33
1,290		Scotts Miracle-Gro Co (Class A)	132
5,274		Sealed Air Corp	130
1,576		Sensient Technologies Corp	69
2,821		Sherwin-Williams Co	1,296
2,434		Silgan Holdings, Inc	71
3,066		Sonoco Products Co	142
3,360		Southern Copper Corp (NY)	95
7,498		Steel Dynamics, Inc	169
775		Stepan Co	69
4,288	*	Summit Materials, Inc	64
2,524		SunCoke Energy, Inc	10
1,535	*	TimkenSteel Corp	5
970	*	Trecora Resources	6
1,164		Tredegar Corp	18
1,292		Trinseo S.A.	23
2,505		Tronox Holdings plc	12
226	*	UFP Technologies, Inc	9
66		United States Lime & Minerals, Inc	5
5,177	e	United States Steel Corp	33
577	*	US Concrete, Inc	10
882		Valhi, Inc	1
5,735		Valvoline, Inc	75
1,233	*	Verso Corp	14
4,415		Vulcan Materials Co	477
1,812		Warrior Met Coal, Inc	19
1,396		Westlake Chemical Corp	53
8,463		WestRock Co	239
858		Worthington Industries, Inc	22
2,080		WR Grace and Co	74
		TOTAL MATERIALS	21,975

MEDIA & ENTERTAINMENT - 7.8%
25,613	*	Activision Blizzard, Inc	1,523
10,154	*	Alphabet, Inc (Class A)	11,798
10,167	*	Alphabet, Inc (Class C)	11,822
30

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
10,617	*	Altice USA, Inc	$237
2,111	e	AMC Entertainment Holdings, Inc	7
688	*	AMC Networks, Inc	17
662	*,e	Baudax Bio, Inc	2
154		Cable One, Inc	253
477	*	Cardlytics, Inc	17
1,803	*	Cargurus, Inc	34
2,801	*	Cars.com, Inc	12
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	11
5,187	*	Charter Communications, Inc	2,263
4,142		Cinemark Holdings, Inc	42
1,723	*	Clear Channel	1
151,718		Comcast Corp (Class A)	5,216
46	*,e	Daily Journal Corp	11
4,788	*	Discovery, Inc (Class A)	93
11,541	*	Discovery, Inc (Class C)	202
8,593	*	DISH Network Corp (Class A)	172
9,720	*	Electronic Arts, Inc	974
4,712		Entercom Communications Corp (Class A)	8
2,637		Entravision Communications Corp (Class A)	5
798	*,e	Eros International plc	1
1,282	*	Eventbrite Inc	9
1,126	*	EverQuote Inc	30
2,274		EW Scripps Co (Class A)	17
81,071	*	Facebook, Inc	13,523
2,575	*	Fluent, Inc	3
11,751		Fox Corp (Class A)	278
4,988		Fox Corp (Class B)	114
4,352	*	Gannett Co, Inc	6
3,297	*	GCI Liberty, Inc	188
4,064	*	Glu Mobile, Inc	26
2,680	*	Gray Television, Inc	29
408	*	Hemisphere Media Group, Inc	3
2,589	*	IAC/InterActiveCorp	464
2,264	*	Imax Corp	20
13,511		Interpublic Group of Cos, Inc	219
1,634		John Wiley & Sons, Inc (Class A)	61
428	*	Liberty Braves Group (Class A)	8
1,434	*	Liberty Braves Group (Class C)	27
661	*	Liberty Broadband Corp (Class A)	71
3,671	*	Liberty Broadband Corp (Class C)	406
1,581	*	Liberty Latin America Ltd (Class A)	17
4,170	*	Liberty Latin America Ltd (Class C)	43
998	*	Liberty Media Group (Class A)	26
7,316	*	Liberty Media Group (Class C)	199
2,847	*	Liberty SiriusXM Group (Class A)	90
5,065	*	Liberty SiriusXM Group (Class C)	160
3,006	*	Liberty TripAdvisor Holdings, Inc	5
2,000	*	Lions Gate Entertainment Corp (Class A)	12
3,835	*	Lions Gate Entertainment Corp (Class B)	21
4,393	*,e	Live Nation, Inc	200
1,013	*	LiveXLive Media, Inc	2
190	*	Loral Space & Communications, Inc	3
31

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
627	*	Madison Square Garden Co	$133
2,359	*	Marchex, Inc (Class B)	3
736		Marcus Corp	9
1,918	*,e	Match Group, Inc	127
2,109	*	MDC Partners, Inc	3
2,453	*	Meet Group, Inc	14
159	e	Meredith Corp	2
2,361	*	MSG Networks, Inc	24
2,714		National CineMedia, Inc	9
14,256	*	NetFlix, Inc	5,353
4,795		New York Times Co (Class A)	147
13,730		News Corp (Class A)	123
4,708		News Corp (Class B)	42
1,506		Nexstar Media Group Inc	87
7,279		Omnicom Group, Inc	400
1,192	*	QuinStreet, Inc	10
787	*	Reading International, Inc	3
2,895	*,e	Roku, Inc	253
750	*	Rosetta Stone, Inc	11
175		Saga Communications, Inc	5
1,096		Scholastic Corp	28
2,122		Sinclair Broadcast Group, Inc (Class A)	34
44,478	e	Sirius XM Holdings, Inc	220
4,174	*	Spotify Technology S.A.	507
3,688	*	Take-Two Interactive Software, Inc	437
708	*	TechTarget, Inc	15
8,405		TEGNA, Inc	91
639	*	Travelzoo, Inc	3
780		Tribune Publishing Co	6
3,654		TripAdvisor, Inc	64
2,406	*	TrueCar, Inc	6
25,932	*	Twitter, Inc	637
244		ViacomCBS, Inc (Class A)	4
17,557		ViacomCBS, Inc (Class B)	246
58,940		Walt Disney Co	5,694
806	*	WideOpenWest, Inc	4
1,509	e	World Wrestling Entertainment, Inc (Class A)	51
2,109	*	Yelp, Inc	38
2,077	*	Zillow Group, Inc (Class A)	71
4,117	*,e	Zillow Group, Inc (Class C)	148
30,167	*	Zynga, Inc	207
		TOTAL MEDIA & ENTERTAINMENT	66,270

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
50,019		AbbVie, Inc	3,811
3,171	*	Abeona Therapeutics, Inc	7
3,739	*	Acadia Pharmaceuticals, Inc	158
987	*,e	Accelerate Diagnostics, Inc	8
1,231	*	Acceleron Pharma, Inc	111
4,567	*,e	AcelRx Pharmaceuticals, Inc	5
797	*,e	Aclaris Therapeutics, Inc	1
1,689	*	Acorda Therapeutics, Inc	2
13,108	*	Adamas Pharmaceuticals, Inc	38
2,253	*	Adaptive Biotechnologies Corp	63
32

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
2,755	*,e	ADMA Biologics, Inc	$8
1,984	*	Adverum Biotechnologies, Inc	19
1,175	*,e	Aerie Pharmaceuticals, Inc	16
2,830	*	Agenus, Inc	7
264	*,e	AgeX Therapeutics, Inc	0	^
10,777		Agilent Technologies, Inc	772
1,876	*	Agios Pharmaceuticals, Inc	67
1,385	*,e	Aimmune Therapeutics, Inc	20
574	*,e	Akcea Therapeutics, Inc	8
8,101	*	Akebia Therapeutics, Inc	61
3,444	*	Akorn, Inc	2
332	*	Albireo Pharma, Inc	5
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,003	*	Alector, Inc	24
7,262	*	Alexion Pharmaceuticals, Inc	652
5,962	*	Alkermes plc	86
609	*,e	Allakos, Inc	27
11,083		Allergan plc	1,963
1,361	*,e	Allogene Therapeutics, Inc	26
3,747	*	Alnylam Pharmaceuticals, Inc	408
1,423	*,e	AMAG Pharmaceuticals, Inc	9
20,302		Amgen, Inc	4,116
6,968	*	Amicus Therapeutics, Inc	64
2,888	*,e	Amneal Pharmaceuticals, Inc	10
1,331	*	Amphastar Pharmaceuticals, Inc	20
679	*	AnaptysBio, Inc	10
292	*	ANI Pharmaceuticals, Inc	12
566	*	Anika Therapeutics, Inc	16
1,330	*	Apellis Pharmaceuticals, Inc	36
1,066	*	Arcus Biosciences, Inc	15
369	*	Ardelyx, Inc	2
1,827	*	Arena Pharmaceuticals, Inc	77
3,193	*	Arrowhead Pharmaceuticals Inc	92
445	*	Arvinas, Inc	18
541	*	Assembly Biosciences, Inc	8
2,241	*	Assertio Therapeutics, Inc	1
1,497	*	Atara Biotherapeutics, Inc	13
1,535	*	Athenex, Inc	12
2,944	*,e	Athersys, Inc	9
10,635	*	Avantor, Inc	133
1,798	*	Avid Bioservices, Inc	9
645	*	Avrobio, Inc	10
854	*	Axsome Therapeutics, Inc	50
3,132	*	BioCryst Pharmaceuticals, Inc	6
2,860	*	BioDelivery Sciences International, Inc	11
5,934	*	Biogen, Inc	1,877
1,007	*,e	Biohaven Pharmaceutical Holding Co Ltd	34
6,050	*	BioMarin Pharmaceutical, Inc	511
826	*	Bio-Rad Laboratories, Inc (Class A)	290
213	*	Biospecifics Technologies Corp	12
1,318		Bio-Techne Corp	250
14	*	Bioxcel Therapeutics Inc	0	^
1,782	*	Bluebird Bio, Inc	82
1,516	*	Blueprint Medicines Corp	89
33

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
2,516	*,e	Bridgebio Pharma, Inc	$73
79,212		Bristol-Myers Squibb Co	4,415
3,378		Bruker BioSciences Corp	121
1,175	*	Calithera Biosciences, Inc	5
311	*,e	Calyxt, Inc	1
1,052	*,e	Cara Therapeutics, Inc	14
1,462	*	CareDx, Inc	32
1,814	*	CASI Pharmaceuticals, Inc	4
4,893	*	Catalent, Inc	254
5,490	*,e	Catalyst Pharmaceuticals, Inc	21
442	*,e	Cellular Biomedicine Group, Inc	7
1,391	*	CEL-SCI Corp	16
2,050	*	Cerecor Inc	5
1,604	*	Charles River Laboratories International, Inc	202
2,817	*	Checkpoint Therapeutics Inc	4
1,390	*	ChemoCentryx, Inc	56
1,315	*	Chiasma, Inc	5
1,747	*	Chimerix, Inc	2
1,527	*,e	Clovis Oncology, Inc	10
1,314	*,e	Codexis, Inc	15
2,173	*	Coherus Biosciences, Inc	35
877	*	Collegium Pharmaceutical, Inc	14
642	*	Concert Pharmaceuticals, Inc	6
388	*	Constellation Pharmaceuticals, Inc	12
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	9
3,522	*	Corcept Therapeutics, Inc	42
820	*,†	Corium International, Inc	0	^
1,298	*,e	CorMedix Inc	5
371	*,e	Cortexyme Inc	17
406	*,e	Crinetics Pharmaceuticals, Inc	6
2,671	*	Cue Biopharma, Inc	38
2,162	*,e	Cymabay Therapeutics, Inc	3
2,547	*,e	Cytokinetics, Inc	30
1,148	*	CytomX Therapeutics, Inc	9
286	*	Deciphera Pharmaceuticals, Inc	12
2,175	*,e	Denali Therapeutics, Inc	38
1,627	*	Dicerna Pharmaceuticals, Inc	30
1,590	*,e	Dynavax Technologies Corp	6
323	*	Eagle Pharmaceuticals, Inc	15
1,310	*,e	Editas Medicine, Inc	26
396	*,e	Eidos Therapeutics, Inc	19
933	*	Eiger BioPharmaceuticals, Inc	6
13,180	*	Elanco Animal Health, Inc	295
29,010		Eli Lilly & Co	4,024
792	*	Eloxx Pharmaceuticals, Inc	2
1,340	*	Emergent Biosolutions, Inc	78
648	*	Enanta Pharmaceuticals, Inc	33
11,843	*	Endo International plc	44
2,041	*,e	Enochian Biosciences Inc	6
2,725	*	Epizyme, Inc	42
876	*,e	Esperion Thereapeutics, Inc	28
503	*,e	Evelo Biosciences, Inc	2
1,662	*,e	Evofem Biosciences Inc	9
702	*,e	Evolus, Inc	3
34

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
4,638	*	Exact Sciences Corp	$269
9,779	*	Exelixis, Inc	168
2,054	*	Fate Therapeutics, Inc	46
2,752	*	FibroGen, Inc	96
979	*	Five Prime Therapeutics, Inc	2
1,094	*,e	Flexion Therapeutics, Inc	9
2,426	*	Fluidigm Corp	6
935	*	Forty Seven, Inc	89
1,187	*	G1 Therapeutics, Inc	13
6,445	*,e	Geron Corp	8
43,787		Gilead Sciences, Inc	3,273
1,912	*,e	Global Blood Therapeutics, Inc	98
1,226	*	GlycoMimetics, Inc	3
702	*	Gossamer Bio, Inc	7
1,019	*,e	Gritstone Oncology, Inc	6
4,274	*	Halozyme Therapeutics, Inc	77
1,743	*	Heron Therapeutics, Inc	20
542	*	Homology Medicines, Inc	8
6,384	*	Horizon Therapeutics Plc	189
5,097	*	Illumina, Inc	1,392
1,605	*	Immunogen, Inc	5
4,854	*,e	Immunomedics, Inc	65
6,016	*	Incyte Corp	441
2,960	*	Innoviva, Inc	35
7,313	*,e	Inovio Pharmaceuticals, Inc	54
2,469	*,e	Insmed, Inc	40
1,277	*,e	Intellia Therapeutics, Inc	16
696	*	Intercept Pharmaceuticals, Inc	44
1,040	*	Intersect ENT, Inc	12
1,415	*	Intra-Cellular Therapies, Inc	22
3,175	*,e	Invitae Corp	43
4,403	*	Ionis Pharmaceuticals, Inc	208
4,024	*	Iovance Biotherapeutics, Inc	120
6,022	*	IQVIA Holdings, Inc	650
5,284	*,e	Ironwood Pharmaceuticals, Inc	53
1,898	*	Jazz Pharmaceuticals plc	189
89,741		Johnson & Johnson	11,768
2,499	*	Jounce Therapeutics, Inc	12
2,507	*,e	Kadmon Holdings, Inc	10
312	*	Kala Pharmaceuticals, Inc	3
487	*	KalVista Pharmaceuticals Inc	4
611	*	Karuna Therapeutics, Inc	44
2,001	*	Karyopharm Therapeutics, Inc	38
1,311	*	Kezar Life Sciences, Inc	6
7,493	*	Kindred Biosciences, Inc	30
706	*	Kiniksa Pharmaceuticals Ltd	11
878	*,e	Kodiak Sciences, Inc	42
308	*,e	Krystal Biotech Inc	13
772	*	Kura Oncology, Inc	8
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*,e	Lannett Co, Inc	8
1,763	*,e	Lexicon Pharmaceuticals, Inc	3
484	*,e	Ligand Pharmaceuticals, Inc (Class B)	35
12,084	*	Lineage Cell Therapeutics, Inc	10
35

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,194	*	Liquidia Technologies, Inc	$6
842	*,e	LogicBio Therapeutics, Inc	4
1,582		Luminex Corp	44
1,309	*	MacroGenics, Inc	8
153	*	Madrigal Pharmaceuticals, Inc	10
683	*	Magenta Therapeutics, Inc	4
14,007	*,e	MannKind Corp	14
4,041	*,e	Marinus Pharmaceuticals, Inc	8
1,309	*,e	Marker Therapeutics Inc	2
1,230	*,e	MediciNova, Inc	5
971	*	Medpace Holdings, Inc	71
3,862	*	MEI Pharma, Inc	6
548	*	MeiraGTx Holdings plc	7
1,875	*,e	Menlo Therapeutics, Inc	5
86,666		Merck & Co, Inc	6,668
2,738	*	Mersana Therapeutics, Inc	16
817	*	Mettler-Toledo International, Inc	564
854	*	Millendo Therapeutics Inc	4
992	*	Minerva Neurosciences, Inc	6
877	*	Mirati Therapeutics, Inc	67
8,103	*,e	Moderna, Inc	243
1,274	*	Molecular Templates, Inc	17
4,155	*	Momenta Pharmaceuticals, Inc	113
2,916	*	Mustang Bio, Inc	8
17,075	*	Mylan NV	255
1,123	*	MyoKardia, Inc	53
2,502	*	Myriad Genetics, Inc	36
1,160	*	NanoString Technologies, Inc	28
1,964	*	Natera, Inc	59
5,467	*	Nektar Therapeutics	98
3,073	*	NeoGenomics, Inc	85
2,156	*,e	Neon Therapeutics, Inc	6
3,097	*	Neurocrine Biosciences, Inc	268
470	*	NextCure Inc	17
761	*,e	NGM Biopharmaceuticals Inc	9
3,155	*,e	Novavax, Inc	43
894	*	Ocular Therapeutix, Inc	4
216	*	Odonate Therapeutics, Inc	6
1,629	*,e	Omeros Corp	22
2,507	*	Oncocyte Corp	6
13,300	*,e	Opko Health, Inc	18
1,987	*,e	Optinose, Inc	9
4,997	*,e	Pacific Biosciences of California, Inc	15
1,521	*	Pacira BioSciences Inc	51
9,091	*,e	Palatin Technologies, Inc	4
934	*,e	Paratek Pharmaceuticals, Inc	3
1,731	*	PDL BioPharma, Inc	5
3,900		PerkinElmer, Inc	294
4,241		Perrigo Co plc	204
1,619	*	Pfenex, Inc	14
188,155		Pfizer, Inc	6,141
806	*,e	PhaseBio Pharmaceuticals Inc	3
720		Phibro Animal Health Corp	17
3,495	*	Pieris Pharmaceuticals, Inc	8
36

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
2,817	*,e	PolarityTE, Inc	$3
1,961	*,e	Portola Pharmaceuticals, Inc	14
1,865	*	PRA Health Sciences, Inc	155
1,170	*	Precision BioSciences Inc	7
2,080	*	Prestige Consumer Healthcare, Inc.	76
470	*	Principia Biopharma, Inc	28
2,427	*	Progenics Pharmaceuticals, Inc	9
866	*	Protagonist Therapeutics, Inc	6
1,437	*	Prothena Corp plc	15
2,011	*	PTC Therapeutics, Inc	90
1,119	*,e	Puma Biotechnology, Inc	9
8,215	*	QIAGEN NV	342
334	*	Quanterix Corp	6
1,099	*	Ra Pharmaceuticals, Inc	53
1,455	*	Radius Health, Inc	19
708	*	Reata Pharmaceuticals, Inc	102
1,657	*	Recro Pharma, Inc	14
2,764	*	Regeneron Pharmaceuticals, Inc	1,350
1,062	*	REGENXBIO, Inc	34
1,758	*	Repligen Corp	170
699	*	Replimune Group, Inc	7
1,469	*	Retrophin, Inc	21
879	*	Revance Therapeutics, Inc	13
280	*	Rhythm Pharmaceuticals, Inc	4
4,657	*	Rigel Pharmaceuticals, Inc	7
1,412	*	Rocket Pharmaceuticals, Inc	20
1,226	*	Rubius Therapeutics, Inc	5
1,782	*	Sage Therapeutics, Inc	51
2,773	*	Sangamo Therapeutics Inc	18
2,492	*	Sarepta Therapeutics, Inc	244
669	*	Scholar Rock Holding Corp	8
3,768	*	Seattle Genetics, Inc	435
4,330	*	Seres Therapeutics, Inc	15
1,913	*	SIGA Technologies, Inc	9
2,399	*	Solid Biosciences, Inc	6
3,173	*,e	Sorrento Therapeutics, Inc	6
2,652	*	Spectrum Pharmaceuticals, Inc	6
853	*	Spero Therapeutics, Inc	7
299	*,e	SpringWorks Therapeutics, Inc	8
1,509	*,e	Stemline Therapeutics, Inc	7
519	*	Stoke Therapeutics, Inc	12
1,839	*	Supernus Pharmaceuticals, Inc	33
1,544	*	Syndax Pharmaceuticals, Inc	17
2,126	*	Syneos Health, Inc	84
1,124	*	Synlogic, Inc	2
2,140	*	Syros Pharmaceuticals, Inc	13
3,335	*	TG Therapeutics, Inc	33
5,906	*,e	TherapeuticsMD, Inc	6
1,625	*	Theravance Biopharma, Inc	38
13,666		Thermo Fisher Scientific, Inc	3,876
1,030	*,e	Translate Bio, Inc	10
767	*	Tricida, Inc	17
932	*	Turning Point Therapeutics Inc	42
746	*,e	Twist Bioscience Corp	23
37

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
3,764	*,e	Tyme Technologies, Inc	$4
1,517	*	Ultragenyx Pharmaceutical, Inc	67
1,359	*	United Therapeutics Corp	129
1,868	*,e	UNITY Biotechnology, Inc	11
657	*,e	UroGen Pharma Ltd	12
1,691	*	Vanda Pharmaceuticals, Inc	18
8,929	*,e	VBI Vaccines, Inc	8
1,634	*	Veracyte, Inc	40
1,345	*	Vericel Corp	12
8,658	*	Vertex Pharmaceuticals, Inc	2,060
1,592	*,e	Viking Therapeutics, Inc	7
872	*	Voyager Therapeutics, Inc	8
2,233	*	Waters Corp	407
2,585	*,e	WaVe Life Sciences Ltd	24
684	*,e	X4 Pharmaceuticals, Inc	7
1,334	*	XBiotech, Inc	14
1,460	*	Xencor, Inc	44
935	*	Xeris Pharmaceuticals, Inc	2
664	*	Y-mAbs Therapeutics, Inc	17
6,592	*	ZIOPHARM Oncology, Inc	16
16,218		Zoetis, Inc	1,909
1,053	*	Zogenix, Inc	26
797	*,e	Zynerba Pharmaceuticals, Inc	3
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	74,442

REAL ESTATE - 3.8%
1,964		Acadia Realty Trust	24
943		Agree Realty Corp	58
2,540		Alexander & Baldwin, Inc	28
51		Alexander’s, Inc	14
3,763		Alexandria Real Estate Equities, Inc	516
466	*,e	Altisource Portfolio Solutions S.A.	4
1,599		American Assets Trust, Inc	40
4,582		American Campus Communities, Inc	127
3,752		American Finance Trust, Inc	23
8,855		American Homes 4 Rent	205
14,939		American Tower Corp	3,253
6,774		Americold Realty Trust	231
5,173		Apartment Investment & Management Co	182
5,151		Apple Hospitality REIT, Inc	47
1,658		Armada Hoffler Properties, Inc	18
3,090		Ashford Hospitality Trust, Inc	2
4,597		AvalonBay Communities, Inc	677
769		Bluerock Residential Growth REIT, Inc	4
5,200		Boston Properties, Inc	480
1,249		BraeMar Hotels & Resorts, Inc	2
6,772		Brandywine Realty Trust	71
11,939		Brixmor Property Group, Inc	113
2,143	e	Brookfield Property REIT, Inc	18
552		Brt Realty Trust	6
3,063		Camden Property Trust	243
2,763		CareTrust REIT, Inc	41
1,667		CatchMark Timber Trust, Inc	12
6,537	*,e	CBL & Associates Properties, Inc	1
38

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
11,287	*	CBRE Group, Inc	$426
3,595		Cedar Realty Trust, Inc	3
1,449		Chatham Lodging Trust	9
1,087		City Office REIT, Inc	8
544		Clipper Realty, Inc	3
20,026		Colony Capital, Inc	35
4,776		Columbia Property Trust, Inc	60
753		Community Healthcare Trust, Inc	29
159		Consolidated-Tomoka Land Co	7
3,089		CoreCivic, Inc	34
419		CorEnergy Infrastructure Trust, Inc	8
473		CorePoint Lodging, Inc	2
1,335		Coresite Realty	155
3,896		Corporate Office Properties Trust	86
5,462		Cousins Properties, Inc	160
14,226		Crown Castle International Corp	2,054
6,597		CubeSmart	177
3,593	*	Cushman & Wakefield plc	42
3,950		CyrusOne, Inc	244
7,801		DiamondRock Hospitality Co	40
8,807		Digital Realty Trust, Inc	1,223
9,263		Diversified Healthcare Trust	34
5,662		Douglas Emmett, Inc	173
11,941		Duke Realty Corp	387
1,340		Easterly Government Properties, Inc	33
1,286		EastGroup Properties, Inc	134
5,016		Empire State Realty Trust, Inc	45
2,455		EPR Properties	59
2,914		Equinix, Inc	1,820
3,801		Equity Commonwealth	121
5,668		Equity Lifestyle Properties, Inc	326
12,306		Equity Residential	759
1,740		Essential Properties Realty Trust, Inc	23
2,272		Essex Property Trust, Inc	500
929	*	eXp World Holdings Inc	8
4,258		Extra Space Storage, Inc	408
967	e	Farmland Partners, Inc	6
2,581		Federal Realty Investment Trust	193
4,527		First Industrial Realty Trust, Inc	150
400	*	Forestar Group, Inc	4
2,420		Four Corners Property Trust, Inc	45
4,124		Franklin Street Properties Corp	24
1,944		Front Yard Residential Corp	23
309	*	FRP Holdings, Inc	13
6,862		Gaming and Leisure Properties, Inc	190
3,108		Geo Group, Inc	38
1,064		Getty Realty Corp	25
881		Gladstone Commercial Corp	13
1,479		Global Medical REIT, Inc	15
2,475		Global Net Lease, Inc	33
272		Griffin Land & Nurseries, Inc (Class A)	9
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	38
4,494		Healthcare Realty Trust, Inc	125
7,668		Healthcare Trust of America, Inc	186
39

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
17,510		Healthpeak Properties Inc	$418
1,493	e	Hersha Hospitality Trust	5
3,908		Highwoods Properties, Inc	138
24,214		Host Hotels and Resorts, Inc	267
1,318	*	Howard Hughes Corp	67
5,170		Hudson Pacific Properties	131
2,619		Independence Realty Trust, Inc	23
1,510		Industrial Logistics Properties Trust	26
911		Innovative Industrial Properties, Inc	69
460		Investors Real Estate Trust	25
18,531		Invitation Homes, Inc	396
10,280	e	Iron Mountain, Inc	245
2,674		iStar Inc	28
4,340		JBG SMITH Properties	138
322	e	Jernigan Capital, Inc	4
1,604		Jones Lang LaSalle, Inc	162
3,839		Kennedy-Wilson Holdings, Inc	51
3,350		Kilroy Realty Corp	213
14,283		Kimco Realty Corp	138
3,243		Kite Realty Group Trust	31
2,699		Lamar Advertising Co	138
8,135		Lexington Realty Trust	81
1,468		Life Storage, Inc	139
1,530		LTC Properties, Inc	47
3,896	e	Macerich Co	22
3,534		Mack-Cali Realty Corp	54
569	*	Marcus & Millichap, Inc	15
231	*	Maui Land & Pineapple Co, Inc	3
17,099		Medical Properties Trust, Inc	296
3,944		Mid-America Apartment Communities, Inc	406
2,597		Monmouth Real Estate Investment Corp (Class A)	31
1,356		National Health Investors, Inc	67
5,451		National Retail Properties, Inc	175
1,700		National Storage Affiliates Trust	50
3,164		New Senior Investment Group, Inc	8
4,651		Newmark Group, Inc	20
662		NexPoint Residential Trust, Inc	17
1,207		Office Properties Income Trust	33
7,830		Omega Healthcare Investors, Inc	208
567		One Liberty Properties, Inc	8
5,152		Outfront Media, Inc	69
7,621		Paramount Group, Inc	67
7,470		Park Hotels & Resorts, Inc	59
5,135		Pebblebrook Hotel Trust	56
2,702	e	Pennsylvania REIT	2
5,940		Physicians Realty Trust	83
4,321		Piedmont Office Realty Trust, Inc	76
2,502		PotlatchDeltic Corp	79
2,737		Preferred Apartment Communities, Inc	20
24,737		Prologis, Inc	1,988
762		PS Business Parks, Inc	103
4,977		Public Storage, Inc	988
1,829	e	QTS Realty Trust, Inc	106
377	*	Rafael Holdings, Inc	5
40

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
4,462		Rayonier, Inc	$105
732		Re/Max Holdings, Inc	16
4,163		Realogy Holdings Corp	13
11,112		Realty Income Corp	554
3,100	*	Redfin Corp	48
5,855		Regency Centers Corp	225
4,204		Retail Opportunities Investment Corp	35
6,690		Retail Properties of America, Inc	35
645		Retail Value, Inc	8
3,671		Rexford Industrial Realty, Inc	151
4,896		RLJ Lodging Trust	38
283		RMR Group, Inc	8
3,057		RPT Realty	18
1,328		Ryman Hospitality Properties	48
6,162		Sabra Healthcare REIT, Inc	67
401	e	Safehold, Inc	25
392		Saul Centers, Inc	13
3,864		SBA Communications Corp	1,043
990	*,e	Seritage Growth Properties	9
5,289		Service Properties Trust	29
10,402		Simon Property Group, Inc	571
6,051		SITE Centers Corp	32
2,699		SL Green Realty Corp	116
3,189		Spirit Realty Capital, Inc	83
1,876	*,e	St. Joe Co	31
4,481		STAG Industrial, Inc	101
6,501		STORE Capital Corp	118
218	*	Stratus Properties, Inc	4
3,928		Summit Hotel Properties, Inc	17
2,801		Sun Communities, Inc	350
8,527		Sunstone Hotel Investors, Inc	74
3,676	e	Tanger Factory Outlet Centers, Inc	18
1,761		Taubman Centers, Inc	74
834	*	Tejon Ranch Co	12
1,821		Terreno Realty Corp	94
9,405		UDR, Inc	344
994		UMH Properties, Inc	11
6,462		Uniti Group, Inc	39
294		Universal Health Realty Income Trust	30
3,855		Urban Edge Properties	34
1,188		Urstadt Biddle Properties, Inc (Class A)	17
12,826		Ventas, Inc	344
34,460		VEREIT, Inc	168
15,393	e	VICI Properties, Inc	256
5,932		Vornado Realty Trust	215
7,181	e	Washington Prime Group, Inc	6
3,060		Washington REIT	73
4,685		Weingarten Realty Investors	68
13,793		Welltower, Inc	631
25,180		Weyerhaeuser Co	427
41

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
1,293		Whitestone REIT	$8
5,610		WP Carey, Inc	326
4,278		Xenia Hotels & Resorts, Inc	44
		TOTAL REAL ESTATE	32,523

RETAILING - 6.3%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	17
2,429		Aaron’s, Inc	55
1,704		Abercrombie & Fitch Co (Class A)	15
2,427		Advance Auto Parts, Inc	226
14,187	*	Amazon.com, Inc	27,661
3,740		American Eagle Outfitters, Inc	30
367	*	America’s Car-Mart, Inc	21
727	*	Asbury Automotive Group, Inc	40
978	*,e	At Home Group, Inc	2
1,281	*	Autonation, Inc	36
789	*	AutoZone, Inc	667
1,364	*	Barnes & Noble Education, Inc	2
4,033	e	Bed Bath & Beyond, Inc	17
7,657		Best Buy Co, Inc	436
519		Big Lots, Inc	7
3,457	*	BJ’s Wholesale Club Holdings, Inc	88
1,406	*	Booking Holdings, Inc	1,892
517	*	Boot Barn Holdings, Inc	7
1,023	e	Buckle, Inc	14
2,270	*	Burlington Stores, Inc	360
377		Caleres, Inc	2
437	e	Camping World Holdings, Inc	2
5,624	*	CarMax, Inc	303
1,399	*	Carvana Co	77
966		Cato Corp (Class A)	10
4,716		Chico’s FAS, Inc	6
389		Children’s Place, Inc	8
619		Citi Trends, Inc	6
708	*,e	Conn’s, Inc	3
764	*,e	Container Store Group, Inc	2
1,444		Core-Mark Holding Co, Inc	41
2,565		Designer Brands, Inc	13
2,403		Dick’s Sporting Goods, Inc	51
165	e	Dillard’s, Inc (Class A)	6
8,729		Dollar General Corp	1,318
8,163	*	Dollar Tree, Inc	600
404	*,e	Duluth Holdings, Inc	2
25,785		eBay, Inc	775
3,799	*	Etsy, Inc	146
4,646		Expedia Group Inc	261
3,087	*	Express Parent LLC	5
1,844	*	Five Below, Inc	130
2,352	*	Floor & Decor Holdings, Inc	75
3,025		Foot Locker, Inc	67
42

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
576	*,e	Funko, Inc	$2
322	*	Gaia, Inc	3
3,029	*,e	GameStop Corp (Class A)	11
6,980		Gap, Inc	49
254	*	Genesco, Inc	3
4,838		Genuine Parts Co	326
2,663	*,e	GNC Holdings, Inc	1
228		Group 1 Automotive, Inc	10
13,160	*	Groupon, Inc	13
3,346	*	GrubHub, Inc	136
2,487		Guess?, Inc	17
715		Haverty Furniture Cos, Inc	9
948	*	Hibbett Sports, Inc	10
37,214		Home Depot, Inc	6,948
1,422	*	Hudson Ltd	7
12,004	*,e	JC Penney Co, Inc	4
5,710		Kohl’s Corp	83
7,726		L Brands, Inc	89
487	*	Lands’ End, Inc	3
487	*	Leaf Group Ltd	1
1,143	*	Liquidity Services, Inc	4
527		Lithia Motors, Inc (Class A)	43
10,704	*	LKQ Corp	220
26,131		Lowe’s Companies, Inc	2,249
1,099	*	Lumber Liquidators, Inc	5
9,238	e	Macy’s, Inc	45
1,129	*	MarineMax, Inc	12
1,333	*,e	Michaels Cos, Inc	2
1,185		Monro Muffler, Inc	52
924	*	Murphy USA, Inc	78
2,416	*	National Vision Holdings, Inc	47
3,550	e	Nordstrom, Inc	54
19,816		Office Depot, Inc	32
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	86
2,570	*	O’Reilly Automotive, Inc	774
567	*	Overstock.com, Inc	3
633		Penske Auto Group, Inc	18
765		PetMed Express, Inc	22
1,369		Pool Corp	269
2,851	*	Quotient Technology, Inc	19
10,394	*	Qurate Retail Group, Inc QVC Group	63
1,550	*,e	RealReal, Inc	11
1,673		Rent-A-Center, Inc	24
476	*	RH	48
11,960		Ross Stores, Inc	1,040
1,681	*	Rubicon Project, Inc	9
3,687	*	Sally Beauty Holdings, Inc	30
576		Shoe Carnival, Inc	12
719		Shutterstock, Inc	23
43

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
817		Signet Jewelers Ltd	$5
906	*	Sleep Number Corp	17
1,157		Sonic Automotive, Inc (Class A)	15
1,434	*	Sportsman’s Warehouse Holdings, Inc	9
618	*	Stamps.com, Inc	80
1,475	*,e	Stitch Fix Inc	19
1,859	e	Tailored Brands, Inc	3
16,841		Target Corp	1,566
4,043		Tiffany & Co	524
432		Tilly’s, Inc	2
41,348		TJX Companies, Inc	1,977
4,234		Tractor Supply Co	358
1,979	*	Ulta Beauty, Inc	348
2,603	*	Urban Outfitters, Inc	37
2,078	*,e	Wayfair, Inc	111
252		Weyco Group, Inc	5
2,858		Williams-Sonoma, Inc	122
94		Winmark Corp	12
686	*	Zumiez, Inc	12
		TOTAL RETAILING	53,743

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
1,275	*	Acacia Communications, Inc	86
1,075	*	Advanced Energy Industries, Inc	52
35,257	*	Advanced Micro Devices, Inc	1,603
844	*	Alpha & Omega Semiconductor Ltd	5
1,266	*	Ambarella, Inc	61
3,751	*	Amkor Technology, Inc	29
12,275		Analog Devices, Inc	1,100
30,776		Applied Materials, Inc	1,410
1,183	*	Axcelis Technologies, Inc	22
1,452	*	AXT, Inc	5
13,025		Broadcom, Inc	3,088
2,689		Brooks Automation, Inc	82
1,007		Cabot Microelectronics Corp	115
839	*	Ceva, Inc	21
1,924	*	Cirrus Logic, Inc	126
1,495		Cohu, Inc	19
3,781	*	Cree, Inc	134
11,582		Cypress Semiconductor Corp	270
1,498	*	Diodes, Inc	61
3,169	*	Enphase Energy, Inc	102
4,734		Entegris, Inc	212
2,741	*	First Solar, Inc	99
2,989	*	Formfactor, Inc	60
445	*	Ichor Holdings Ltd	9
705	*	Impinj, Inc	12
1,603	*	Inphi Corp	127
145,701		Intel Corp	7,885
5,473		KLA Corp	787
44

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
4,825		Lam Research Corp	$1,158
4,618	*	Lattice Semiconductor Corp	82
1,568	*	MACOM Technology Solutions Holdings, Inc	30
23,160		Marvell Technology Group Ltd	524
8,732		Maxim Integrated Products, Inc	424
2,280	*	MaxLinear, Inc	27
7,965		Microchip Technology, Inc	540
37,184	*	Micron Technology, Inc	1,564
1,742		MKS Instruments, Inc	142
1,367		Monolithic Power Systems, Inc	229
1,126	*	Nanometrics, Inc	33
1,216	*	NeoPhotonics Corp Ltd	9
192		NVE Corp	10
19,764		NVIDIA Corp	5,210
13,824	*	ON Semiconductor Corp	172
1,181	*	PDF Solutions, Inc	14
2,703	*	Photronics, Inc	28
1,113		Power Integrations, Inc	98
3,957	*	Qorvo, Inc	319
38,690		QUALCOMM, Inc	2,617
4,243	*	Rambus, Inc	47
2,520	*	Semtech Corp	95
1,625	*	Silicon Laboratories, Inc	139
5,799		Skyworks Solutions, Inc	518
51	*	SMART Global Holdings, Inc	1
2,299	*,e	SunPower Corp	12
5,732		Teradyne, Inc	311
31,769		Texas Instruments, Inc	3,175
1,266	*	Ultra Clean Holdings	17
1,389		Universal Display Corp	183
1,833	*	Veeco Instruments, Inc	18
8,523		Xilinx, Inc	664
1,849		Xperi Corp	26
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,018

SOFTWARE & SERVICES - 14.0%
1,998	*,e	2U, Inc	42
3,462	*	8x8, Inc	48
1,883	*	A10 Networks, Inc	12
21,393		Accenture plc	3,493
4,522	*	ACI Worldwide, Inc	109
16,473	*	Adobe, Inc	5,242
5,377	*	Akamai Technologies, Inc	492
792	*	Alarm.com Holdings, Inc	31
1,403		Alliance Data Systems Corp	47
906	*,e	Altair Engineering, Inc	24
1,605	*,e	Alteryx, Inc	153
4,521		Amdocs Ltd	249
1,091		American Software, Inc (Class A)	15
2,896	*	Anaplan, Inc	88
45

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
2,804	*	Ansys, Inc	$652
538	*	Appfolio, Inc	60
1,096	*,e	Appian Corp	44
2,441	*	Aspen Technology, Inc	232
4,051	*	Atlassian Corp plc	556
7,539	*	Autodesk, Inc	1,177
14,620		Automatic Data Processing, Inc	1,998
1,505	*	Avalara, Inc	112
3,817	*,e	Avaya Holdings Corp	31
1,498	*	Benefitfocus, Inc	13
4,820	*	Black Knight, Inc	280
1,852		Blackbaud, Inc	103
1,191	*	Blackline, Inc	63
4,784		Booz Allen Hamilton Holding Co	328
1,563	*	Bottomline Technologies, Inc	57
4,699	*	Box, Inc	66
1,247	*	Brightcove, Inc	9
3,900		Broadridge Financial Solutions, Inc	370
822	*	CACI International, Inc (Class A)	174
9,408	*	Cadence Design Systems, Inc	621
842	*	Cardtronics plc	18
576		Cass Information Systems, Inc	20
4,074		CDK Global, Inc	134
1,164	*	Cerence Inc	18
3,161	*	Ceridian HCM Holding, Inc	158
921	*	ChannelAdvisor Corp	7
4,398		Citrix Systems, Inc	623
5,802	*	Cloudera, Inc	46
18,715		Cognizant Technology Solutions Corp (Class A)	870
1,509	*	Commvault Systems, Inc	61
7,418	*	Conduent, Inc	18
2,613		CoreLogic Inc	80
2,077	*	Cornerstone OnDemand, Inc	66
2,169	*	Coupa Software, Inc	303
1,299		CSG Systems International, Inc	54
574	*	Digimarc Corp	7
2,714	*	Digital Turbine, Inc	12
5,450	*	DocuSign, Inc	504
643	*	Domo, Inc	6
7,483	*	Dropbox, Inc	135
8,538		DXC Technology Co	111
4,386	*	Dynatrace, Inc	105
927	e	Ebix, Inc	14
648	*	eGain Corp	5
1,940	*	Elastic NV	108
2,483	*	Endurance International Group Holdings, Inc	5
1,657	*	Envestnet, Inc	89
1,762	*	EPAM Systems, Inc	327
1,684	*	Euronet Worldwide, Inc	144
1,144	*	Everbridge, Inc	122
46

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
2,472	*	Everi Holdings, Inc	$8
2,375		EVERTEC, Inc	54
503	*	Evo Payments, Inc	8
1,241	*	ExlService Holdings, Inc	65
971	*	Fair Isaac Corp	299
20,607		Fidelity National Information Services, Inc	2,507
6,880	*	FireEye, Inc	73
18,963	*	Fiserv, Inc	1,801
2,029	*	Five9, Inc	155
2,848	*	FleetCor Technologies, Inc	531
1,062	*	ForeScout Technologies, Inc	34
4,735	*	Fortinet, Inc	479
2,893	*	Gartner, Inc	288
5,261		Genpact Ltd	154
9,989		Global Payments, Inc	1,441
6,208	*	GoDaddy, Inc	355
2,905	*	Guidewire Software, Inc	230
1,077		Hackett Group, Inc	14
1,304	*	HubSpot, Inc	174
351	*	I3 Verticals, Inc	7
1,377	*	Information Services Group, Inc	4
1,210	*	Inspired Entertainment, Inc	4
385	*,e	Intelligent Systems Corp	13
29,871		International Business Machines Corp	3,314
8,400		Intuit, Inc	1,932
1,794	*	j2 Global, Inc	134
2,676		Jack Henry & Associates, Inc	415
4,582		KBR, Inc	95
4,509		Leidos Holdings, Inc	413
3,363	*	Limelight Networks, Inc	19
2,140	*,e	Liveperson, Inc	49
2,391	*	LiveRamp Holdings, Inc	79
1,820		LogMeIn, Inc	152
869	*	Majesco	5
2,259	*	Manhattan Associates, Inc	113
1,025		Mantech International Corp (Class A)	74
29,919		Mastercard, Inc (Class A)	7,227
2,080		MAXIMUS, Inc	121
2,282	*,e	Medallia, Inc	46
256,538		Microsoft Corp	40,459
367	*	MicroStrategy, Inc (Class A)	43
1,253	*	Mitek Systems, Inc	10
1,693	*	MobileIron, Inc	6
844	*	Model N, Inc	19
1,446	*,e	MongoDB, Inc	197
1,631	*	New Relic, Inc	75
2,596		NIC, Inc	60
19,906		NortonLifelock, Inc	372
9,317	*	Nuance Communications, Inc	156
4,944	*,e	Nutanix, Inc	78
47

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
3,609	*	Okta, Inc	$441
1,227	*	OneSpan, Inc	22
69,673		Oracle Corp	3,367
1,361	*,e	Pagerduty, Inc	23
3,213	*	Palo Alto Networks, Inc	527
10,564		Paychex, Inc	665
1,706	*	Paycom Software, Inc	345
1,003	*	Paylocity Holding Corp	89
39,691	*	PayPal Holdings, Inc	3,800
1,045	*,e	Paysign Inc	5
1,438		Pegasystems, Inc	102
1,320	*	Perficient, Inc	36
5,214		Perspecta, Inc	95
2,202	*,e	Pluralsight, Inc	24
621	*	PRGX Global, Inc	2
1,791		Progress Software Corp	57
1,867	*	Proofpoint, Inc	192
1,099	*	PROS Holdings, Inc	34
3,677	*	PTC, Inc	225
1,206	*	Q2 Holdings, Inc	71
400		QAD, Inc (Class A)	16
1,213	*	Qualys, Inc	105
1,695	*	Rapid7, Inc	73
2,285	*	RealPage, Inc	121
2,430	*	RingCentral, Inc	515
10,188		Sabre Corp	60
1,841	*	SailPoint Technologies Holding, Inc	28
28,468	*	salesforce.com, Inc	4,099
323	*	Schrodinger, Inc	14
2,092		Science Applications International Corp	156
257	*	SecureWorks Corp	3
6,304	*	ServiceNow, Inc	1,807
779	*	SharpSpring Inc	5
502	*,e	ShotSpotter, Inc	14
3,012	*	Smartsheet, Inc	125
1,330	*,e	SolarWinds Corp	21
5,168	*	Splunk, Inc	652
1,380	*	SPS Commerce, Inc	64
11,771	*	Square, Inc	617
7,627		SS&C Technologies Holdings, Inc	334
2,959	*	SVMK, Inc	40
1,325		Switch, Inc	19
1,511	*	Sykes Enterprises, Inc	41
1,342	*,e	Synchronoss Technologies, Inc	4
5,041	*	Synopsys, Inc	649
2,099	*	Telaria, Inc	13
2,092	*	TeleNav, Inc	9
303	*	Tenable Holdings, Inc	7
4,419	*	Teradata Corp	91
4,572		TiVo Corp	32
1,339	*,e	Trade Desk, Inc	258
48

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
541		TTEC Holdings, Inc	$20
349	*	Tucows, Inc	17
4,079	*,e	Twilio, Inc	365
1,289	*	Tyler Technologies, Inc	382
2,160	*	Unisys Corp	27
265	*	Upland Software, Inc	7
1,838	*	Upwork, Inc	12
1,028	*	Varonis Systems, Inc	65
2,429	*	Verint Systems, Inc	104
3,483	*	VeriSign, Inc	627
3,457	*	Verra Mobility Corp	25
2,063	*,e	VirnetX Holding Corp	11
1,072	*	Virtusa Corp	30
57,759		Visa, Inc (Class A)	9,306
2,534	*	VMware, Inc (Class A)	307
14,555		Western Union Co	264
1,532	*	WEX, Inc	160
5,460	*	Workday, Inc	711
912	*	Workiva, Inc	29
2,990	*	Yext, Inc	30
3,760	*	Zendesk, Inc	241
2,044	*	Zix Corp	9
2,136	*,e	Zscaler, Inc	130
2,992	*	Zuora Inc	24
		TOTAL SOFTWARE & SERVICES	118,539

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
4,245	*,e	3D Systems Corp	33
1,869		Adtran, Inc	14
1,071	*	Agilysys, Inc	18
9,639		Amphenol Corp (Class A)	702
1,131	*	Anixter International, Inc	99
139,992	d	Apple, Inc	35,599
712	*,e	Applied Optoelectronics, Inc	5
2,011	*	Arista Networks, Inc	407
2,522	*	Arlo Technologies, Inc	6
2,538	*	Arrow Electronics, Inc	132
1,363	*	Avid Technology, Inc	9
3,554		Avnet, Inc	89
1,096		Badger Meter, Inc	59
429		Bel Fuse, Inc (Class B)	4
1,632		Belden CDT, Inc	59
1,932		Benchmark Electronics, Inc	39
1,369	*	CalAmp Corp	6
1,907	*	Calix, Inc	14
176	*	Casa Systems, Inc	1
4,833		CDW Corp	451
5,012	*	Ciena Corp	200
144,536		Cisco Systems, Inc	5,682
522	*	Clearfield, Inc	6
49

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
5,437		Cognex Corp	$230
954	*	Coherent, Inc	102
4,319	*	CommScope Holding Co, Inc	39
784		Comtech Telecommunications Corp	10
25,272		Corning, Inc	519
1,256		CTS Corp	31
48		Daktronics, Inc	0	^
4,620	*	Dell Technologies, Inc	183
2,906	*,e	Diebold, Inc	10
1,019	*	Digi International, Inc	10
2,138		Dolby Laboratories, Inc (Class A)	116
1,847	*	EchoStar Corp (Class A)	59
518	*	ePlus, Inc	32
4,537	*	Extreme Networks, Inc	14
2,012	*	F5 Networks, Inc	215
936	*	Fabrinet	51
655	*	FARO Technologies, Inc	29
6,696	*	Fitbit, Inc	45
4,422		FLIR Systems, Inc	141
3,142	*	Harmonic, Inc	18
44,967		Hewlett Packard Enterprise Co	437
49,244		HP, Inc	855
3,386	*	II-VI, Inc	97
1,305	*	Immersion Corp	7
5,792	*	Infinera Corp	31
2,359	*,e	Inseego Corp	15
1,383	*	Insight Enterprises, Inc	58
1,347		InterDigital, Inc	60
1,172	*	IPG Photonics Corp	129
944	*	Iteris, Inc	3
1,329	*	Itron, Inc	74
4,847		Jabil Inc	119
11,699		Juniper Networks, Inc	224
1,750		Kemet Corp	42
6,356	*	Keysight Technologies, Inc	532
1,038	*	Kimball Electronics, Inc	11
3,427	*	Knowles Corp	46
758	*	KVH Industries, Inc	7
939		Littelfuse, Inc	125
2,379	*	Lumentum Holdings, Inc	175
1,398		Methode Electronics, Inc	37
5,680		Motorola Solutions, Inc	755
632		MTS Systems Corp	14
428	*	Napco Security Technologies, Inc	7
4,043		National Instruments Corp	134
4,702	*	NCR Corp	83
8,306		NetApp, Inc	346
1,274	*	Netgear, Inc	29
2,211	*	Netscout Systems, Inc	52
236	*	nLight, Inc	2
1,269	*	Novanta, Inc	101
50

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
673	*	OSI Systems, Inc	$46
406	*	PAR Technology Corp	5
766		Park Aerospace Corp	10
430		PC Connection, Inc	18
1,300	e	Plantronics, Inc	13
884	*	Plexus Corp	48
8,066	*	Pure Storage, Inc	99
2,205	*	Ribbon Communications, Inc	7
701	*	Rogers Corp	66
2,856	*	Sanmina Corp	78
958	*	Scansource, Inc	20
1,939	*,e	Stratasys Ltd	31
928	*	Synaptics, Inc	54
1,240		Synnex Corp	91
1,151	*	Tech Data Corp	151
7,901	*	Trimble Inc	251
3,576	*	TTM Technologies, Inc	37
312	e	Ubiquiti, Inc	44
2,057	*	Viasat, Inc	74
8,882	*	Viavi Solutions, Inc	100
5,245		Vishay Intertechnology, Inc	76
398	*	Vishay Precision Group, Inc	8
9,975		Western Digital Corp	415
6,252		Xerox Holdings Corp	118
1,840	*	Zebra Technologies Corp (Class A)	338
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	52,293

TELECOMMUNICATION SERVICES - 2.0%
410	*,e	Anterix, Inc	19
246,428		AT&T, Inc	7,183
373		ATN International, Inc	22
565	*	Bandwidth Inc	38
1,565	*	Boingo Wireless, Inc	17
38,502		CenturyLink, Inc	364
1,877	*	Cincinnati Bell, Inc	27
1,599		Cogent Communications Group, Inc	131
2,586		Consolidated Communications Holdings, Inc	12
2,248	*,e	Gogo, Inc	5
2,990	*	Iridium Communications, Inc	67
661	*	Ooma, Inc	8
2,552	*	ORBCOMM, Inc	6
1,811		Shenandoah Telecom Co	89
859		Spok Holdings, Inc	9
19,979	*	Sprint Corp	172
3,834		Telephone & Data Systems, Inc	64
10,552	*	T-Mobile US, Inc	885
176	*	US Cellular Corp	5
140,286		Verizon Communications, Inc	7,538
7,849	*	Vonage Holdings Corp	57
		TOTAL TELECOMMUNICATION SERVICES	16,718
51

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
TRANSPORTATION - 1.8%
2,138	*	Air Transport Services Group, Inc	$39
3,985		Alaska Air Group, Inc	113
502		Allegiant Travel Co	41
236		Amerco, Inc	69
13,636		American Airlines Group, Inc	166
37		ArcBest Corp	1
285	*	Atlas Air Worldwide Holdings, Inc	7
1,550	*	Avis Budget Group, Inc	22
4,786		CH Robinson Worldwide, Inc	317
1,092		Copa Holdings S.A. (Class A)	49
1,032		Costamare, Inc	5
452	*	Covenant Transportation Group, Inc	4
25,038		CSX Corp	1,435
763	*	Daseke, Inc	1
18,896		Delta Air Lines, Inc	539
1,536	*,e	Eagle Bulk Shipping, Inc	3
1,070	*	Echo Global Logistics, Inc	18
5,558		Expeditors International of Washington, Inc	371
8,219		FedEx Corp	997
902		Forward Air Corp	46
715		Hawaiian Holdings, Inc	7
1,188		Heartland Express, Inc	22
3,403	*	Hertz Global Holdings, Inc	21
1,279	*	Hub Group, Inc (Class A)	58
2,886		JB Hunt Transport Services, Inc	266
10,338	*	JetBlue Airways Corp	93
3,398		Kansas City Southern	432
2,088	*	Kirby Corp	91
3,876	e	Knight-Swift Transportation Holdings, Inc	127
1,243		Landstar System, Inc	119
6,475	*	Lyft, Inc (Class A)	174
2,253		Macquarie Infrastructure Co LLC	57
1,495		Marten Transport Ltd	31
1,675		Matson, Inc	51
8,906		Norfolk Southern Corp	1,300
3,360		Old Dominion Freight Line	441
334		Park-Ohio Holdings Corp	6
1,449	*	Radiant Logistics, Inc	6
1,666		Ryder System, Inc	44
1,798	*	Safe Bulkers, Inc	2
945	*	Saia, Inc	69
1,179		Schneider National, Inc	23
2,180		Scorpio Bulkers, Inc	6
1,961		Skywest, Inc	51
15,485		Southwest Airlines Co	551
2,177	*	Spirit Airlines, Inc	28
32,408	*	Uber Technologies, Inc	905
23,432		Union Pacific Corp	3,305
7,840	*	United Airlines Holdings Inc	247
52

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
23,419		United Parcel Service, Inc (Class B)	$2,188
200		Universal Logistics Holdings Inc	3
1,875		Werner Enterprises, Inc	68
3,234	*	XPO Logistics, Inc	158
147	*,e	YRC Worldwide, Inc	0	^
		TOTAL TRANSPORTATION	15,193

UTILITIES - 3.5%
22,861		AES Corp	311
1,489		Allete, Inc	90
7,893		Alliant Energy Corp	381
7,956		Ameren Corp	579
16,570		American Electric Power Co, Inc	1,325
1,409		American States Water Co	115
6,200		American Water Works Co, Inc	741
366		Artesian Resources Corp	14
5,498	*	Atlantic Power Corp	12
4,159		Atmos Energy Corp	413
1,521		Avangrid, Inc	67
2,203		Avista Corp	94
2,128		Black Hills Corp	136
812	*,e	Cadiz, Inc	9
1,860		California Water Service Group	94
17,247		Centerpoint Energy, Inc	266
640		Chesapeake Utilities Corp	55
1,290		Clearway Energy, Inc (Class A)	22
2,243		Clearway Energy, Inc (Class C)	42
9,924		CMS Energy Corp	583
11,205		Consolidated Edison, Inc	874
626		Consolidated Water Co, Inc	10
27,550		Dominion Energy Inc	1,989
6,120		DTE Energy Co	581
24,467		Duke Energy Corp	1,979
11,609		Edison International	636
1,774		El Paso Electric Co	121
6,725		Entergy Corp	632
13,017		Equitable Holdings, Inc	188
7,640		Essential Utilities Inc	311
8,173		Evergy, Inc	450
10,892		Eversource Energy	852
32,488		Exelon Corp	1,196
18,173		FirstEnergy Corp	728
919		Genie Energy Ltd	7
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	163
1,806		Idacorp, Inc	159
6,373		MDU Resources Group, Inc	137
1,395		MGE Energy, Inc	91
644		Middlesex Water Co	39
2,568		National Fuel Gas Co	96
3,351		New Jersey Resources Corp	114
53

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

SHARES		COMPANY	VALUE (000)
16,662		NextEra Energy, Inc	$4,009
12,354		NiSource, Inc	309
1,124		Northwest Natural Holding Co	69
1,853		NorthWestern Corp	111
8,631		NRG Energy, Inc	235
6,410		OGE Energy Corp	197
1,679		ONE Gas, Inc	140
1,582		Ormat Technologies, Inc	107
920		Otter Tail Corp	41
16,857	*,b,e	PG&E Corp	152
3,779		Pinnacle West Capital Corp	286
3,215		PNM Resources, Inc	122
3,158		Portland General Electric Co	151
24,374		PPL Corp	602
16,549		Public Service Enterprise Group, Inc	743
626	*	Pure Cycle Corp	7
263		RGC Resources, Inc	8
9,350		Sempra Energy	1,056
678		SJW Corp	39
3,054		South Jersey Industries, Inc	76
35,042		Southern Co	1,897
1,840		Southwest Gas Holdings Inc	128
431		Spark Energy, Inc	3
1,831		Spire, Inc	136
1,698		TerraForm Power, Inc	27
7,337		UGI Corp	196
534		Unitil Corp	28
13,883		Vistra Energy Corp	222
10,893		WEC Energy Group, Inc	960
18,024		Xcel Energy, Inc	1,087
490		York Water Co	21
		TOTAL UTILITIES	29,871

		TOTAL COMMON STOCKS	843,904
		(Cost $393,359)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,565	†	Elanco Animal Health, Inc CVR	0	^
244	†	Omthera Pharmaceuticals, Inc	0	^
390	†	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

		TOTAL RIGHTS / WARRANTS	0	^
		(Cost $0)
54

TIAA SEPARATE ACCOUNT VA-1 – Stock Index Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.6%
$3,000,000		Federal Farm Credit Bank (FFCB)	0.130%	07/13/20	$2,999
1,614,000		Federal Home Loan Bank (FHLB)	0.040	05/26/20	1,614
920,000		FHLB	0.090	06/29/20	920
		TOTAL GOVERNMENT AGENCY DEBT			5,533

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
7,403,819	c	State Street Navigator Securities Lending Government Money Market Portfolio			7,404
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,404

		TOTAL SHORT-TERM INVESTMENTS			12,937
		(Cost $12,936)
		TOTAL INVESTMENTS - 100.8%			856,841
		(Cost $406,295)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(6,853)
		NET ASSETS - 100.0%			$849,988

Abbreviation(s):
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $7,875,711.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2020 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	37	06/19/20	$4,784	$4,754	$(30)
55

TIAA SEPARATE ACCOUNT VA-1 – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

56

TIAA SEPARATE ACCOUNT VA-1 – Notes to Schedule of Investments (unaudited)

The following table summarizes the market value of the Account’s investments as of March 31, 2020, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Health care	$131,901	$—	$3	$131,904
All other equity investments*	712,000	—	—	712,000
Short-term investments	7,404	5,533	—	12,937
Futures contracts**	(30)	—	—	(30)
Total	$851,275	$5,533	$3	$856,811

*	For detailed categories, see the accompanying Schedule of Investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.
57